LVIP Dimensional U.S. Core Equity 1 Fund
Schedule of Investments
September 30, 2022 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–99.68%
Aerospace & Defense–1.53%
†AAR Corp.	5,389	$ 193,034
†Aerojet Rocketdyne Holdings, Inc.	7,418	296,646
†AeroVironment, Inc.	1,264	105,367
†Astronics Corp.	3,806	30,748
†Axon Enterprise, Inc.	1,811	209,623
†Boeing Co.	13,849	1,676,837
BWX Technologies, Inc.	5,833	293,808
Curtiss-Wright Corp.	3,613	502,785
†Ducommun, Inc.	1,600	63,456
General Dynamics Corp.	6,623	1,405,202
HEICO Corp.	5,657	713,262
Hexcel Corp.	8,199	424,052
Howmet Aerospace, Inc.	15,822	489,374
Huntington Ingalls Industries, Inc.	3,929	870,274
Kaman Corp.	3,636	101,554
†Kratos Defense & Security Solutions, Inc.	8,962	91,054
L3Harris Technologies, Inc.	4,093	850,648
Lockheed Martin Corp.	8,961	3,461,545
Maxar Technologies, Inc.	3,879	72,615
†Mercury Systems, Inc.	3,446	139,908
Moog, Inc. Class A	3,369	237,009
National Presto Industries, Inc.	1,066	69,343
Northrop Grumman Corp.	3,489	1,640,947
Park Aerospace Corp.	2,423	26,750
†Parsons Corp.	4,776	187,219
Raytheon Technologies Corp.	39,754	3,254,262
Textron, Inc.	11,958	696,673
TransDigm Group, Inc.	1,903	998,732
†Triumph Group, Inc.	3,400	29,206
†V2X, Inc.	1,921	68,003
Woodward, Inc.	4,565	366,387
		19,566,323
Air Freight & Logistics–0.69%
†Air Transport Services Group, Inc.	8,512	205,054
†Atlas Air Worldwide Holdings, Inc.	3,789	362,115
CH Robinson Worldwide, Inc.	9,962	959,440
Expeditors International of Washington, Inc.	9,387	828,966
FedEx Corp.	11,364	1,687,213
Forward Air Corp.	2,174	196,225
†GXO Logistics, Inc.	9,670	339,030
†Hub Group, Inc. Class A	2,675	184,522
United Parcel Service, Inc. Class B	24,810	4,007,807
		8,770,372
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Airlines–0.28%
†Alaska Air Group, Inc.	9,637	$ 377,289
†Allegiant Travel Co.	1,216	88,744
†American Airlines Group, Inc.	20,094	241,932
†Copa Holdings SA Class A	3,120	209,071
†Delta Air Lines, Inc.	35,783	1,004,071
†Frontier Group Holdings, Inc.	8,372	81,208
†Hawaiian Holdings, Inc.	6,305	82,911
†JetBlue Airways Corp.	28,121	186,442
†SkyWest, Inc.	5,859	95,267
†Southwest Airlines Co.	22,825	703,923
†Spirit Airlines, Inc.	8,530	160,535
†United Airlines Holdings, Inc.	11,789	383,496
		3,614,889
Auto Components–0.45%
†Adient PLC	7,115	197,441
†American Axle & Manufacturing Holdings, Inc.	16,351	111,677
†Aptiv PLC	7,711	603,077
Autoliv, Inc.	9,198	612,863
BorgWarner, Inc.	22,830	716,862
†Cooper-Standard Holdings, Inc.	2,502	14,612
Dana, Inc.	13,970	159,677
†Dorman Products, Inc.	2,903	238,394
†Fox Factory Holding Corp.	3,534	279,469
Gentex Corp.	21,709	517,542
†Gentherm, Inc.	1,903	94,636
†Goodyear Tire & Rubber Co.	28,808	290,673
†Horizon Global Corp.	2,190	2,694
LCI Industries	2,502	253,853
Lear Corp.	6,113	731,665
†Modine Manufacturing Co.	8,303	107,441
†Motorcar Parts of America, Inc.	2,029	30,881
Patrick Industries, Inc.	3,021	132,441
†QuantumScape Corp.	18,068	151,952
Standard Motor Products, Inc.	2,906	94,445
†Stoneridge, Inc.	3,532	59,867
†Superior Industries International, Inc.	3,283	9,915
†Tenneco, Inc. Class A	8,836	153,658
†Visteon Corp.	1,685	178,711
		5,744,446
Automobiles–1.39%
Ford Motor Co.	102,744	1,150,733
General Motors Co.	54,199	1,739,246
Harley-Davidson, Inc.	15,921	555,324
LVIP Dimensional U.S. Core Equity 1 Fund–1

LVIP Dimensional U.S. Core Equity 1 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Automobiles (continued)
†Tesla, Inc.	52,107	$ 13,821,382
Thor Industries, Inc.	4,199	293,846
Winnebago Industries, Inc.	2,981	158,619
		17,719,150
Banks–5.51%
1st Source Corp.	3,376	156,309
Allegiance Bancshares, Inc.	1,697	70,646
Amerant Bancorp, Inc.	1,464	36,366
Ameris Bancorp	8,107	362,464
Arrow Financial Corp.	527	15,199
Associated Banc-Corp.	16,938	340,115
Atlantic Union Bankshares Corp.	7,033	213,663
Banc of California, Inc.	7,463	119,184
BancFirst Corp.	3,473	310,729
†Bancorp, Inc.	6,649	146,145
Bank of America Corp.	203,468	6,144,734
Bank of Hawaii Corp.	3,306	251,653
Bank of Marin Bancorp	800	23,960
Bank of NT Butterfield & Son Ltd.	6,133	199,077
Bank OZK	13,694	541,735
BankUnited, Inc.	9,140	312,314
Banner Corp.	3,850	227,458
Berkshire Hills Bancorp, Inc.	5,646	154,136
BOK Financial Corp.	5,728	508,990
Brookline Bancorp, Inc.	9,434	109,906
Byline Bancorp, Inc.	2,137	43,274
Cadence Bank	17,713	450,087
Camden National Corp.	1,998	85,115
Capital City Bank Group, Inc.	800	24,888
Cathay General Bancorp	8,683	333,948
Central Pacific Financial Corp.	5,001	103,471
Citigroup, Inc.	54,210	2,258,931
Citizens Financial Group, Inc.	19,084	655,726
City Holding Co.	2,141	189,885
CNB Financial Corp.	543	12,799
Columbia Banking System, Inc.	6,665	192,552
Comerica, Inc.	8,347	593,472
Commerce Bancshares, Inc.	10,964	725,378
Community Bank System, Inc.	5,191	311,875
Community Trust Bancorp, Inc.	2,467	100,037
ConnectOne Bancorp, Inc.	5,185	119,566
Cullen/Frost Bankers, Inc.	4,148	548,449
†Customers Bancorp, Inc.	3,657	107,808
CVB Financial Corp.	14,317	362,506
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
Dime Community Bancshares, Inc.	7,277	$ 213,071
Eagle Bancorp, Inc.	3,549	159,066
East West Bancorp, Inc.	11,093	744,784
Eastern Bankshares, Inc.	6,681	131,215
Enterprise Financial Services Corp.	3,126	137,669
Equity Bancshares, Inc. Class A	1,380	40,889
FB Financial Corp.	5,341	204,080
Fifth Third Bancorp	34,520	1,103,259
Financial Institutions, Inc.	763	18,365
First Bancorp	4,235	154,916
First BanCorp	26,383	360,919
First Bancshares, Inc.	1,363	40,713
First Busey Corp.	7,236	159,047
First Citizens BancShares, Inc. Class A	769	613,224
First Commonwealth Financial Corp.	10,736	137,850
First Community Bankshares, Inc.	1,307	41,863
First Financial Bancorp	11,350	239,258
First Financial Bankshares, Inc.	8,922	373,207
First Financial Corp.	880	39,767
First Foundation, Inc.	5,112	92,732
First Hawaiian, Inc.	5,650	139,159
First Horizon Corp.	49,645	1,136,870
First Interstate BancSystem, Inc. Class A	8,840	356,694
First Merchants Corp.	5,690	220,089
First Mid Bancshares, Inc.	773	24,713
First of Long Island Corp.	1,772	30,549
First Republic Bank	7,303	953,407
Flushing Financial Corp.	4,876	94,448
FNB Corp.	32,839	380,932
Fulton Financial Corp.	16,777	265,077
German American Bancorp, Inc.	3,237	115,593
Glacier Bancorp, Inc.	7,512	369,065
Great Southern Bancorp, Inc.	2,431	138,737
Hancock Whitney Corp.	9,517	435,974
Hanmi Financial Corp.	4,000	94,720
HarborOne Bancorp, Inc.	3,325	44,622
Heartland Financial USA, Inc.	6,250	271,000
Heritage Commerce Corp.	3,648	41,368
Heritage Financial Corp.	4,420	116,997
Hilltop Holdings, Inc.	11,657	289,676
Home BancShares, Inc.	18,464	415,625
HomeStreet, Inc.	2,845	81,964
HomeTrust Bancshares, Inc.	901	19,912

LVIP Dimensional U.S. Core Equity 1 Fund–2

LVIP Dimensional U.S. Core Equity 1 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
Hope Bancorp, Inc.	11,520	$ 145,613
Horizon Bancorp, Inc.	7,246	130,138
Huntington Bancshares, Inc.	62,198	819,770
Independent Bank Corp.	7,462	430,372
Independent Bank Group, Inc.	4,072	249,980
International Bancshares Corp.	6,070	257,975
JPMorgan Chase & Co.	108,365	11,324,142
KeyCorp	43,518	697,158
Lakeland Bancorp, Inc.	7,123	114,039
Lakeland Financial Corp.	1,993	145,110
Live Oak Bancshares, Inc.	3,640	111,384
M&T Bank Corp.	8,916	1,572,069
Mercantile Bank Corp.	1,436	42,664
†Metropolitan Bank Holding Corp.	707	45,503
Midland States Bancorp, Inc.	1,400	32,998
MidWestOne Financial Group, Inc.	600	16,374
National Bank Holdings Corp. Class A	3,762	139,156
NBT Bancorp, Inc.	5,373	203,905
†Nicolet Bankshares, Inc.	573	40,362
Northwest Bancshares, Inc.	14,286	193,004
OceanFirst Financial Corp.	7,155	133,369
OFG Bancorp	5,663	142,311
Old National Bancorp	31,305	515,593
Origin Bancorp, Inc.	1,679	64,591
Pacific Premier Bancorp, Inc.	10,343	320,219
PacWest Bancorp	6,709	151,623
Park National Corp.	1,685	209,749
Pathward Financial, Inc.	6,426	211,801
Peapack-Gladstone Financial Corp.	2,958	99,537
Peoples Bancorp, Inc.	3,493	101,052
Pinnacle Financial Partners, Inc.	5,894	478,003
PNC Financial Services Group, Inc.	11,482	1,715,640
Popular, Inc.	8,599	619,644
Preferred Bank	1,509	98,432
Premier Financial Corp.	4,031	103,597
Prosperity Bancshares, Inc.	7,651	510,169
QCR Holdings, Inc.	1,263	64,337
Regions Financial Corp.	43,297	868,971
Renasant Corp.	6,598	206,385
Republic Bancorp, Inc. Class A	1,755	67,217
S&T Bancorp, Inc.	4,286	125,623
Sandy Spring Bancorp, Inc.	4,310	151,971
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
Seacoast Banking Corp. of Florida	1,194	$ 36,095
ServisFirst Bancshares, Inc.	4,189	335,120
Sierra Bancorp	742	14,655
Signature Bank	2,865	432,615
Simmons First National Corp. Class A	11,060	240,997
Southside Bancshares, Inc.	3,707	131,080
SouthState Corp.	6,597	521,955
Stellar Bancorp, Inc.	1,306	38,201
Stock Yards Bancorp, Inc.	2,112	143,637
†SVB Financial Group	2,754	924,738
Synovus Financial Corp.	14,921	559,687
†Texas Capital Bancshares, Inc.	5,756	339,777
Tompkins Financial Corp.	1,879	136,453
Towne Bank	7,647	205,169
TriCo Bancshares	3,318	148,149
†Triumph Bancorp, Inc.	6,346	344,905
Truist Financial Corp.	35,214	1,533,218
Trustmark Corp.	7,049	215,911
U.S. Bancorp	51,756	2,086,802
UMB Financial Corp.	5,041	424,906
Umpqua Holdings Corp.	21,855	373,502
United Bankshares, Inc.	15,676	560,417
United Community Banks, Inc.	9,910	328,021
Univest Financial Corp.	5,030	118,104
Valley National Bancorp	39,046	421,697
Veritex Holdings, Inc.	959	25,500
Washington Federal, Inc.	7,858	235,583
Washington Trust Bancorp, Inc.	2,170	100,862
Webster Financial Corp.	16,115	728,398
Wells Fargo & Co.	108,447	4,361,738
WesBanco, Inc.	5,095	170,020
Westamerica BanCorp	2,893	151,275
Western Alliance Bancorp	9,181	603,559
Wintrust Financial Corp.	5,764	470,054
Zions Bancorp NA	11,022	560,579
		70,202,564
Beverages–1.62%
†Boston Beer Co., Inc. Class A	731	236,588
Brown-Forman Corp. Class A	12,836	855,528
†Celsius Holdings, Inc.	1,937	175,647
Coca-Cola Co.	119,298	6,683,074
Coca-Cola Consolidated, Inc.	822	338,442
Constellation Brands, Inc. Class A	3,458	794,233
†Duckhorn Portfolio, Inc.	2,706	39,048
Keurig Dr Pepper, Inc.	16,367	586,266

LVIP Dimensional U.S. Core Equity 1 Fund–3

LVIP Dimensional U.S. Core Equity 1 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Beverages (continued)
MGP Ingredients, Inc.	1,497	$ 158,922
Molson Coors Beverage Co. Class B	12,412	595,652
†Monster Beverage Corp.	8,419	732,116
National Beverage Corp.	3,798	146,375
PepsiCo, Inc.	57,262	9,348,594
		20,690,485
Biotechnology–2.46%
AbbVie, Inc.	60,581	8,130,576
†ACADIA Pharmaceuticals, Inc.	4,382	71,690
†Adverum Biotechnologies, Inc.	10,775	10,236
†Agios Pharmaceuticals, Inc.	1,832	51,809
†Akebia Therapeutics, Inc.	7,400	2,340
†Alkermes PLC	3,336	74,493
†Allakos, Inc.	867	5,306
†Allogene Therapeutics, Inc.	10,092	108,994
†Alnylam Pharmaceuticals, Inc.	2,227	445,756
Amgen, Inc.	21,257	4,791,328
†AnaptysBio, Inc.	2,400	61,224
†Anika Therapeutics, Inc.	1,937	46,101
†Arcus Biosciences, Inc.	2,997	78,402
†Atara Biotherapeutics, Inc.	3,839	14,511
†Biogen, Inc.	6,096	1,627,632
†BioMarin Pharmaceutical, Inc.	4,560	386,551
†Bluebird Bio, Inc.	4,185	26,491
†Blueprint Medicines Corp.	2,679	176,519
†CareDx, Inc.	2,745	46,720
†Catalyst Pharmaceuticals, Inc.	6,124	78,571
†Celldex Therapeutics, Inc.	249	6,999
†Chinook Therapeutics, Inc.	5,559	109,290
†Concert Pharmaceuticals, Inc.	4,505	30,183
†CRISPR Therapeutics AG	2,111	137,954
†Deciphera Pharmaceuticals, Inc.	3,902	72,187
†Denali Therapeutics, Inc.	4,195	128,745
†Dynavax Technologies Corp.	5,571	58,161
†Eagle Pharmaceuticals, Inc.	1,957	51,704
†Editas Medicine, Inc.	1,820	22,277
†Emergent BioSolutions, Inc.	5,759	120,881
†Enanta Pharmaceuticals, Inc.	2,114	109,653
†Exact Sciences Corp.	4,843	157,349
†Exelixis, Inc.	20,982	328,998
†Fate Therapeutics, Inc.	3,581	80,250
†G1 Therapeutics, Inc.	4,800	59,952
Gilead Sciences, Inc.	49,809	3,072,717
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Biotechnology (continued)
†Halozyme Therapeutics, Inc.	5,662	$ 223,875
†Horizon Therapeutics PLC	7,416	458,976
†Ideaya Biosciences, Inc.	2,662	39,717
†ImmunoGen, Inc.	12,198	58,306
†Incyte Corp.	2,788	185,792
†Intellia Therapeutics, Inc.	2,940	164,522
†Ionis Pharmaceuticals, Inc.	5,845	258,524
†Iovance Biotherapeutics, Inc.	9,431	90,349
†Ironwood Pharmaceuticals, Inc.	16,700	173,012
†IVERIC bio, Inc.	6,704	120,270
†Kodiak Sciences, Inc.	915	7,082
†Krystal Biotech, Inc.	1,200	83,640
†Kura Oncology, Inc.	3,841	52,468
†Kymera Therapeutics, Inc.	1,800	39,186
†Ligand Pharmaceuticals, Inc.	1,149	98,940
†MacroGenics, Inc.	2,941	10,176
†Madrigal Pharmaceuticals, Inc.	765	49,717
†Mirati Therapeutics, Inc.	1,683	117,541
†Moderna, Inc.	13,213	1,562,437
†Morphic Holding, Inc.	269	7,613
†Myriad Genetics, Inc.	6,072	115,854
†Neurocrine Biosciences, Inc.	2,841	301,743
=†PDL BioPharma, Inc.	21,857	58,577
†Protagonist Therapeutics, Inc.	2,495	21,033
†Prothena Corp. PLC	2,660	161,276
†Regeneron Pharmaceuticals, Inc.	3,476	2,394,512
†REGENXBIO, Inc.	2,474	65,388
†Relay Therapeutics, Inc.	2,767	61,898
†Replimune Group, Inc.	3,297	56,939
†REVOLUTION Medicines, Inc.	1,900	37,468
†Rhythm Pharmaceuticals, Inc.	631	15,460
†Rocket Pharmaceuticals, Inc.	4,200	67,032
†Sage Therapeutics, Inc.	1,625	63,635
†Sangamo Therapeutics, Inc.	13,158	64,474
†Sarepta Therapeutics, Inc.	1,583	174,985
†Seagen, Inc.	3,269	447,297
†Spectrum Pharmaceuticals, Inc.	5,200	2,236
†SpringWorks Therapeutics, Inc.	300	8,559
†Syndax Pharmaceuticals, Inc.	2,700	64,881
†Travere Therapeutics, Inc.	4,405	108,539

LVIP Dimensional U.S. Core Equity 1 Fund–4

LVIP Dimensional U.S. Core Equity 1 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Biotechnology (continued)
†Twist Bioscience Corp.	957	$ 33,725
†Ultragenyx Pharmaceutical, Inc.	1,249	51,721
†United Therapeutics Corp.	3,216	673,366
†Vanda Pharmaceuticals, Inc.	5,302	52,384
†Vaxcyte, Inc.	2,524	60,576
†Veracyte, Inc.	2,721	45,169
†Vericel Corp.	1,820	42,224
†Vertex Pharmaceuticals, Inc.	4,937	1,429,459
†Xencor, Inc.	5,219	135,590
		31,400,693
Building Products–1.03%
A O Smith Corp.	12,081	586,895
AAON, Inc.	4,128	222,417
Advanced Drainage Systems, Inc.	6,620	823,329
Allegion PLC	4,973	445,979
†American Woodmark Corp.	2,433	106,711
Apogee Enterprises, Inc.	3,439	131,438
Armstrong World Industries, Inc.	4,709	373,094
†AZEK Co., Inc.	9,229	153,386
†Builders FirstSource, Inc.	16,653	981,195
Carlisle Cos., Inc.	2,931	821,882
Carrier Global Corp.	42,430	1,508,811
CSW Industrials, Inc.	1,989	238,282
Fortune Brands Home & Security, Inc.	9,293	498,941
†Gibraltar Industries, Inc.	2,498	102,243
Griffon Corp.	6,049	178,566
†Hayward Holdings, Inc.	10,449	92,683
Insteel Industries, Inc.	1,756	46,587
†JELD-WEN Holding, Inc.	11,080	96,950
Johnson Controls International PLC	15,099	743,173
Lennox International, Inc.	1,939	431,757
Masco Corp.	10,394	485,296
†Masonite International Corp.	2,782	198,329
Owens Corning	8,300	652,463
†PGT Innovations, Inc.	6,091	127,667
Quanex Building Products Corp.	4,360	79,177
†Resideo Technologies, Inc.	14,386	274,197
Simpson Manufacturing Co., Inc.	4,772	374,125
Tecnoglass, Inc.	1,413	29,659
Trane Technologies PLC	7,981	1,155,729
†Trex Co., Inc.	8,010	351,959
UFP Industries, Inc.	7,118	513,635
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Building Products (continued)
Zurn Elkay Water Solutions Corp.	11,154	$ 273,273
		13,099,828
Capital Markets–3.04%
Affiliated Managers Group, Inc.	4,030	450,755
Ameriprise Financial, Inc.	6,484	1,633,644
Ares Management Corp. Class A	5,059	313,405
Artisan Partners Asset Management, Inc. Class A	3,789	102,038
†AssetMark Financial Holdings, Inc.	1,142	20,887
B Riley Financial, Inc.	702	31,253
Bank of New York Mellon Corp.	22,761	876,754
BGC Partners, Inc. Class A	30,856	96,888
BlackRock, Inc.	3,395	1,868,201
Blackstone, Inc.	10,244	857,423
†Blucora, Inc.	5,281	102,134
Brightsphere Investment Group, Inc.	3,103	46,266
Cboe Global Markets, Inc.	5,488	644,127
Charles Schwab Corp.	28,537	2,050,954
CME Group, Inc.	6,950	1,231,053
Cohen & Steers, Inc.	4,673	292,670
†Coinbase Global, Inc. Class A	1,298	83,708
Cowen, Inc. Class A	3,419	132,110
Diamond Hill Investment Group, Inc.	786	129,690
†Donnelley Financial Solutions, Inc.	6,570	242,893
Evercore, Inc. Class A	5,155	423,999
FactSet Research Systems, Inc.	2,036	814,624
Federated Hermes, Inc.	11,818	391,412
Franklin Resources, Inc.	20,323	437,351
Goldman Sachs Group, Inc.	12,388	3,630,303
Greenhill & Co., Inc.	3,574	21,230
Hamilton Lane, Inc. Class A	2,290	136,507
Houlihan Lokey, Inc.	2,921	220,185
Interactive Brokers Group, Inc. Class A	3,982	254,490
Intercontinental Exchange, Inc.	11,646	1,052,216
Invesco Ltd.	35,679	488,802
Janus Henderson Group PLC	11,212	227,716
Jefferies Financial Group, Inc.	16,565	488,667
KKR & Co., Inc.	18,472	794,296
Lazard Ltd. Class A	6,961	221,569

LVIP Dimensional U.S. Core Equity 1 Fund–5

LVIP Dimensional U.S. Core Equity 1 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Capital Markets (continued)
LPL Financial Holdings, Inc.	4,931	$ 1,077,325
MarketAxess Holdings, Inc.	1,677	373,116
Moelis & Co. Class A	4,279	144,673
Moody's Corp.	5,830	1,417,331
Morgan Stanley	49,802	3,934,856
Morningstar, Inc.	2,882	611,906
MSCI, Inc.	2,227	939,326
Nasdaq, Inc.	18,978	1,075,673
Northern Trust Corp.	9,018	771,580
†Open Lending Corp. Class A	1,499	12,052
Oppenheimer Holdings, Inc. Class A	566	17,535
Piper Sandler Cos.,	2,218	232,313
PJT Partners, Inc. Class A	2,208	147,539
Raymond James Financial, Inc.	10,657	1,053,125
†Robinhood Markets, Inc. Class A	4,462	45,066
S&P Global, Inc.	6,773	2,068,136
SEI Investments Co.	12,025	589,826
State Street Corp.	15,293	929,967
Stifel Financial Corp.	11,269	584,974
†StoneX Group, Inc.	1,728	143,320
T Rowe Price Group, Inc.	9,926	1,042,329
Tradeweb Markets, Inc. Class A	4,691	264,666
Victory Capital Holdings, Inc. Class A	3,143	73,263
Virtu Financial, Inc. Class A	8,744	181,613
Virtus Investment Partners, Inc.	817	130,328
Westwood Holdings Group, Inc.	147	1,416
WisdomTree Investments, Inc.	18,923	88,560
		38,762,034
Chemicals–2.30%
AdvanSix, Inc.	4,807	154,305
Air Products & Chemicals, Inc.	5,258	1,223,694
Albemarle Corp.	4,265	1,127,837
American Vanguard Corp.	3,629	67,862
Ashland, Inc.	4,435	421,192
Avient Corp.	9,434	285,850
†Axalta Coating Systems Ltd.	21,171	445,861
Balchem Corp.	2,885	350,758
Cabot Corp.	5,734	366,345
Celanese Corp.	6,285	567,787
CF Industries Holdings, Inc.	16,546	1,592,552
Chase Corp.	1,120	93,598
Chemours Co.	8,853	218,226
Corteva, Inc.	22,685	1,296,448
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Chemicals (continued)
Dow, Inc.	44,830	$ 1,969,382
DuPont de Nemours, Inc.	10,105	509,292
Eastman Chemical Co.	5,753	408,751
Ecolab, Inc.	5,415	782,034
†Ecovyst, Inc.	2,891	24,400
Element Solutions, Inc.	26,715	434,653
FMC Corp.	5,990	633,143
FutureFuel Corp.	4,566	27,579
Hawkins, Inc.	1,638	63,866
HB Fuller Co.	5,745	345,274
Huntsman Corp.	21,174	519,610
†Ingevity Corp.	4,179	253,373
Innospec, Inc.	2,598	222,571
International Flavors & Fragrances, Inc.	11,401	1,035,553
†Intrepid Potash, Inc.	612	24,217
Koppers Holdings, Inc.	1,784	37,072
Kronos Worldwide, Inc.	8,371	78,185
Linde PLC	12,724	3,430,263
†Livent Corp.	5,526	169,372
†LSB Industries, Inc.	3,347	47,695
LyondellBasell Industries NV Class A	28,091	2,114,690
Mativ Holdings, Inc.	7,587	167,521
Minerals Technologies, Inc.	3,668	181,236
Mosaic Co.	20,562	993,761
NewMarket Corp.	1,227	369,118
Olin Corp.	18,769	804,815
Orion Engineered Carbons SA	1,161	15,499
PPG Industries, Inc.	9,082	1,005,287
Quaker Chemical Corp.	333	48,079
†Rayonier Advanced Materials, Inc.	10,113	31,856
RPM International, Inc.	7,154	596,000
Scotts Miracle-Gro Co.	5,415	231,491
Sensient Technologies Corp.	3,597	249,416
Sherwin-Williams Co.	8,753	1,792,177
Stepan Co.	2,327	217,970
Tredegar Corp.	3,092	29,188
Trinseo PLC	7,005	128,332
Tronox Holdings PLC Class A	12,136	148,666
Valvoline, Inc.	14,452	366,214
†Venator Materials PLC	6,100	5,368
Westlake Corp.	6,558	569,759
		29,295,043
Commercial Services & Supplies–0.83%
ABM Industries, Inc.	6,155	235,306
ACCO Brands Corp.	15,297	74,955
Brady Corp. Class A	3,998	166,836
†BrightView Holdings, Inc.	4,456	35,381

LVIP Dimensional U.S. Core Equity 1 Fund–6

LVIP Dimensional U.S. Core Equity 1 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Commercial Services & Supplies (continued)
Brink's Co.	3,096	$ 149,970
†Casella Waste Systems, Inc. Class A	2,209	168,745
†Cimpress PLC	1,769	43,305
Cintas Corp.	2,667	1,035,303
†Clean Harbors, Inc.	6,114	672,418
†Copart, Inc.	9,177	976,433
Deluxe Corp.	5,890	98,068
Ennis, Inc.	3,323	66,892
†Harsco Corp.	9,121	34,113
Healthcare Services Group, Inc.	2,712	32,788
†Heritage-Crystal Clean, Inc.	1,138	33,651
HNI Corp.	4,903	129,978
†IAA, Inc.	10,453	332,928
Interface, Inc.	8,682	78,051
†KAR Auction Services, Inc.	13,984	156,201
Kimball International, Inc. Class B	4,901	30,827
Matthews International Corp. Class A	2,732	61,224
MillerKnoll, Inc.	9,236	144,082
†Montrose Environmental Group, Inc.	573	19,281
MSA Safety, Inc.	1,744	190,584
Pitney Bowes, Inc.	13,039	30,381
†Quad/Graphics, Inc.	5,244	13,425
Republic Services, Inc.	7,848	1,067,642
Rollins, Inc.	15,837	549,227
†SP Plus Corp.	3,002	94,023
Steelcase, Inc. Class A	12,090	78,827
†Stericycle, Inc.	7,107	299,276
Tetra Tech, Inc.	4,642	596,636
UniFirst Corp.	1,742	293,057
†Viad Corp.	2,959	93,445
VSE Corp.	600	21,240
Waste Management, Inc.	15,317	2,453,937
		10,558,436
Communications Equipment–0.84%
ADTRAN Holdings, Inc.	6,434	125,978
†Applied Optoelectronics, Inc.	2,558	6,958
†Arista Networks, Inc.	7,877	889,234
†CalAmp Corp.	2,806	10,775
†Calix, Inc.	3,340	204,208
†Cambium Networks Corp.	1,717	29,052
†Ciena Corp.	12,663	511,965
Cisco Systems, Inc.	124,254	4,970,160
†Clearfield, Inc.	700	73,248
†CommScope Holding Co., Inc.	14,905	137,275
Comtech Telecommunications Corp.	2,467	24,695
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Communications Equipment (continued)
†Digi International, Inc.	2,900	$ 100,253
†Extreme Networks, Inc.	5,495	71,820
†F5, Inc.	4,197	607,432
†Harmonic, Inc.	15,891	207,695
Juniper Networks, Inc.	22,261	581,457
†Lumentum Holdings, Inc.	5,089	348,953
Motorola Solutions, Inc.	4,818	1,079,087
†NETGEAR, Inc.	3,638	72,905
†NetScout Systems, Inc.	8,743	273,831
†Ribbon Communications, Inc.	7,554	16,770
†Viasat, Inc.	4,826	145,890
†Viavi Solutions, Inc.	21,760	283,968
		10,773,609
Construction & Engineering–0.57%
AECOM	12,090	826,593
†Ameresco, Inc. Class A	1,754	116,606
†API Group Corp.	3,055	40,540
Arcosa, Inc.	4,724	270,118
Argan, Inc.	1,865	59,997
Comfort Systems USA, Inc.	3,877	377,349
†Construction Partners, Inc. Class A	3,231	84,749
†Dycom Industries, Inc.	3,130	299,009
EMCOR Group, Inc.	5,245	605,693
†Fluor Corp.	6,492	161,586
Granite Construction, Inc.	5,660	143,707
†Great Lakes Dredge & Dock Corp.	10,783	81,735
†IES Holdings, Inc.	955	26,377
†MasTec, Inc.	7,640	485,140
†Matrix Service Co.	3,017	12,490
MDU Resources Group, Inc.	18,965	518,693
†MYR Group, Inc.	2,247	190,388
†NV5 Global, Inc.	1,400	173,348
Primoris Services Corp.	10,014	162,728
Quanta Services, Inc.	7,683	978,737
†Sterling Infrastructure, Inc.	6,125	131,504
†Tutor Perini Corp.	7,043	38,877
Valmont Industries, Inc.	2,153	578,339
†WillScot Mobile Mini Holdings Corp.	21,196	854,835
		7,219,138
Construction Materials–0.19%
Eagle Materials, Inc.	4,281	458,837
Martin Marietta Materials, Inc.	2,798	901,208
†Summit Materials, Inc. Class A	11,378	272,617
U.S. Lime & Minerals, Inc.	148	15,126
Vulcan Materials Co.	5,108	805,583
		2,453,371

LVIP Dimensional U.S. Core Equity 1 Fund–7

LVIP Dimensional U.S. Core Equity 1 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Consumer Finance–0.90%
Ally Financial, Inc.	25,875	$ 720,101
American Express Co.	22,047	2,974,361
†Atlanticus Holdings Corp.	1,483	38,899
Bread Financial Holdings, Inc.	4,827	151,809
Capital One Financial Corp.	15,565	1,434,626
†Credit Acceptance Corp.	1,730	757,740
Discover Financial Services	19,033	1,730,480
†Encore Capital Group, Inc.	3,279	149,129
†Enova International, Inc.	5,050	147,814
†EZCORP, Inc. Class A	6,690	51,580
FirstCash Holdings, Inc.	4,561	334,549
†Green Dot Corp. Class A	3,997	75,863
†LendingClub Corp.	14,756	163,054
†LendingTree, Inc.	513	12,240
Navient Corp.	19,563	287,381
Nelnet, Inc. Class A	2,759	218,485
OneMain Holdings, Inc.	11,443	337,797
†PRA Group, Inc.	5,542	182,110
†PROG Holdings, Inc.	6,205	92,951
SLM Corp.	39,914	558,397
Synchrony Financial	33,304	938,840
†World Acceptance Corp.	1,118	108,245
		11,466,451
Containers & Packaging–0.75%
Amcor PLC	94,418	1,013,105
AptarGroup, Inc.	6,267	595,553
Ardagh Metal Packaging SA	6,180	29,911
Avery Dennison Corp.	4,658	757,857
Ball Corp.	14,967	723,206
†Berry Global Group, Inc.	15,811	735,686
Crown Holdings, Inc.	7,001	567,291
Graphic Packaging Holding Co.	37,740	744,988
Greif, Inc. Class A	4,608	275,116
International Paper Co.	21,242	673,371
Myers Industries, Inc.	2,920	48,092
†O-I Glass, Inc.	15,403	199,469
Packaging Corp. of America	7,234	812,306
†Ranpak Holdings Corp.	2,426	8,297
Sealed Air Corp.	10,093	449,239
Silgan Holdings, Inc.	16,148	678,862
Sonoco Products Co.	11,690	663,174
TriMas Corp.	5,477	137,308
Westrock Co.	12,881	397,894
		9,510,725
Distributors–0.20%
†Funko, Inc. Class A	2,122	42,907
Genuine Parts Co.	8,090	1,207,999
LKQ Corp.	14,159	667,597
Pool Corp.	1,930	614,145
		2,532,648
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Diversified Consumer Services–0.31%
ADT, Inc.	37,621	$ 281,781
†Adtalem Global Education, Inc.	5,122	186,697
†American Public Education, Inc.	2,213	20,227
†Bright Horizons Family Solutions, Inc.	3,064	176,639
Carriage Services, Inc.	2,326	74,804
†Chegg, Inc.	2,936	61,861
†Frontdoor, Inc.	5,297	108,006
Graham Holdings Co. Class B	453	243,705
†Grand Canyon Education, Inc.	4,629	380,735
H&R Block, Inc.	11,858	504,439
Laureate Education, Inc. Class A	1,100	11,605
†Perdoceo Education Corp.	7,863	80,989
†PowerSchool Holdings, Inc. Class A	2,972	49,603
Service Corp. International	16,855	973,208
Strategic Education, Inc.	2,304	141,489
†Stride, Inc.	4,689	197,079
†Terminix Global Holdings, Inc.	10,594	405,644
†WW International, Inc.	6,119	24,048
		3,922,559
Diversified Financial Services–1.17%
†A-Mark Precious Metals, Inc.	1,648	46,787
Apollo Global Management, Inc.	13,763	639,979
†Berkshire Hathaway, Inc. Class B	46,847	12,509,086
†Cannae Holdings, Inc.	9,850	203,501
Equitable Holdings, Inc.	36,247	955,108
Jackson Financial, Inc. Class A	3,086	85,637
Voya Financial, Inc.	8,511	514,916
		14,955,014
Diversified Telecommunication Services–1.10%
†Anterix, Inc.	2,400	85,728
AT&T, Inc.	237,648	3,645,520
ATN International, Inc.	2,414	93,108
Cogent Communications Holdings, Inc.	2,734	142,606
†Consolidated Communications Holdings, Inc.	10,085	41,954
†EchoStar Corp. Class A	4,326	71,249
†Frontier Communications Parent, Inc.	12,661	296,647
†IDT Corp. Class B	3,397	84,348

LVIP Dimensional U.S. Core Equity 1 Fund–8

LVIP Dimensional U.S. Core Equity 1 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Diversified Telecommunication Services (continued)
†Iridium Communications, Inc.	10,976	$ 487,005
†Liberty Latin America Ltd. Class A	11,079	68,246
Lumen Technologies, Inc.	87,403	636,294
†Telesat Corp.	573	4,475
Verizon Communications, Inc.	220,537	8,373,790
		14,030,970
Electric Utilities–1.59%
ALLETE, Inc.	3,194	159,860
Alliant Energy Corp.	10,808	572,716
American Electric Power Co., Inc.	14,504	1,253,871
Avangrid, Inc.	2,641	110,130
Constellation Energy Corp.	8,864	737,396
Duke Energy Corp.	20,114	1,871,004
Edison International	12,899	729,825
Entergy Corp.	5,703	573,893
Evergy, Inc.	9,198	546,361
Eversource Energy	11,554	900,750
Exelon Corp.	26,594	996,211
FirstEnergy Corp.	22,090	817,330
Hawaiian Electric Industries, Inc.	8,248	285,876
IDACORP, Inc.	3,906	386,733
MGE Energy, Inc.	2,722	178,645
NextEra Energy, Inc.	49,532	3,883,804
NRG Energy, Inc.	25,841	988,935
OGE Energy Corp.	8,515	310,457
Otter Tail Corp.	3,279	201,724
†PG&E Corp.	11,609	145,113
Pinnacle West Capital Corp.	5,231	337,452
PNM Resources, Inc.	8,002	365,931
Portland General Electric Co.	5,391	234,293
PPL Corp.	26,960	683,436
Southern Co.	29,326	1,994,168
Xcel Energy, Inc.	14,781	945,984
		20,211,898
Electrical Equipment–0.78%
Acuity Brands, Inc.	2,185	344,072
Allied Motion Technologies, Inc.	2,562	73,324
AMETEK, Inc.	11,026	1,250,459
†Atkore, Inc.	4,968	386,560
AZZ, Inc.	3,479	127,018
Eaton Corp. PLC	11,525	1,536,974
Emerson Electric Co.	12,497	915,030
Encore Wire Corp.	2,824	326,285
EnerSys	4,508	262,230
†FuelCell Energy, Inc.	4,376	14,922
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electrical Equipment (continued)
†Generac Holdings, Inc.	1,996	$ 355,568
GrafTech International Ltd.	5,319	22,925
Hubbell, Inc.	4,174	930,802
nVent Electric PLC	8,024	253,639
†Plug Power, Inc.	4,000	84,040
Powell Industries, Inc.	1,827	38,513
Regal Rexnord Corp.	6,033	846,792
Rockwell Automation, Inc.	5,300	1,140,083
Sensata Technologies Holding PLC	13,114	488,890
†Sunrun, Inc.	12,414	342,502
†Thermon Group Holdings, Inc.	3,728	57,449
†TPI Composites, Inc.	2,950	33,276
†Vicor Corp.	1,501	88,769
		9,920,122
Electronic Equipment, Instruments & Components–1.36%
Advanced Energy Industries, Inc.	3,148	243,687
Amphenol Corp. Class A	18,550	1,242,108
†Arlo Technologies, Inc.	6,220	28,861
†Arrow Electronics, Inc.	7,305	673,448
Avnet, Inc.	8,965	323,816
Badger Meter, Inc.	2,792	257,953
Belden, Inc.	4,758	285,575
Benchmark Electronics, Inc.	4,152	102,887
CDW Corp.	6,348	990,796
Cognex Corp.	7,440	308,388
†Coherent Corp.	7,701	268,380
Corning, Inc.	36,605	1,062,277
CTS Corp.	4,313	179,636
†Daktronics, Inc.	5,746	15,572
†ePlus, Inc.	3,272	135,919
†Fabrinet	2,950	281,578
†FARO Technologies, Inc.	1,676	45,989
†Flex Ltd.	44,824	746,768
†Insight Enterprises, Inc.	2,880	237,341
†IPG Photonics Corp.	3,916	330,315
†Itron, Inc.	2,913	122,666
Jabil, Inc.	20,212	1,166,435
†Keysight Technologies, Inc.	9,172	1,443,306
†Kimball Electronics, Inc.	343	5,882
†Knowles Corp.	9,789	119,132
Littelfuse, Inc.	2,042	405,725
Methode Electronics, Inc.	4,593	170,630
National Instruments Corp.	10,428	393,553
†Novanta, Inc.	3,392	392,285
†OSI Systems, Inc.	1,492	107,514
PC Connection, Inc.	3,183	143,521
†Plexus Corp.	3,104	271,786
†Rogers Corp.	1,659	401,279
†Sanmina Corp.	7,565	348,595

LVIP Dimensional U.S. Core Equity 1 Fund–9

LVIP Dimensional U.S. Core Equity 1 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electronic Equipment, Instruments & Components (continued)
†ScanSource, Inc.	4,669	$ 123,308
TD SYNNEX Corp.	6,774	549,981
TE Connectivity Ltd.	9,529	1,051,620
†Teledyne Technologies, Inc.	2,106	710,712
†Trimble, Inc.	9,996	542,483
†TTM Technologies, Inc.	12,750	168,045
Vishay Intertechnology, Inc.	13,041	231,999
Vontier Corp.	9,340	156,071
†Zebra Technologies Corp. Class A	2,031	532,142
		17,319,964
Energy Equipment & Services–0.53%
Archrock, Inc.	16,319	104,768
Baker Hughes Co.	31,272	655,461
†Bristow Group, Inc.	670	15,738
Cactus, Inc. Class A	3,339	128,318
ChampionX Corp.	17,282	338,209
Core Laboratories NV	3,764	50,739
†DMC Global, Inc.	1,792	28,636
†Dril-Quip, Inc.	4,298	83,897
†Expro Group Holdings NV	4,117	52,451
†Exterran Corp.	5,755	23,941
†Forum Energy Technologies, Inc.	581	12,340
Halliburton Co.	43,437	1,069,419
†Helix Energy Solutions Group, Inc.	20,202	77,980
Helmerich & Payne, Inc.	7,597	280,861
†Liberty Energy, Inc. Class A	13,753	174,388
†Mammoth Energy Services, Inc.	3,494	11,915
†Nabors Industries Ltd.	845	85,725
†Newpark Resources, Inc.	12,083	30,449
†NexTier Oilfield Solutions, Inc.	25,985	192,289
†Noble Corp. PLC	5,027	148,699
NOV, Inc.	21,887	354,132
†Oceaneering International, Inc.	12,328	98,131
†Oil States International, Inc.	6,670	25,946
Patterson-UTI Energy, Inc.	16,123	188,317
†ProPetro Holding Corp.	10,570	85,088
RPC, Inc.	14,752	102,231
Schlumberger NV	41,543	1,491,394
†SEACOR Marine Holdings, Inc.	2,951	16,585
†Select Energy Services, Inc. Class A	17,227	120,072
†TechnipFMC PLC	20,805	176,010
†TETRA Technologies, Inc.	6,536	23,464
†Tidewater, Inc.	1,101	23,892
†Transocean Ltd.	38,916	96,122
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Energy Equipment & Services (continued)
†U.S. Silica Holdings, Inc.	11,361	$ 124,403
†Valaris Ltd.	2,689	131,600
†Weatherford International PLC	4,039	130,419
		6,754,029
Entertainment–0.89%
Activision Blizzard, Inc.	15,960	1,186,466
†Cinemark Holdings, Inc.	1,388	16,809
Electronic Arts, Inc.	5,636	652,142
†IMAX Corp.	4,896	69,132
†Liberty Media Corp.-Liberty Braves Class A	1,821	50,463
†Liberty Media Corp.-Liberty Formula One Class A	11,577	668,374
†Lions Gate Entertainment Corp. Class A	18,098	128,649
†Live Nation Entertainment, Inc.	7,827	595,165
†Madison Square Garden Entertainment Corp.	3,215	141,749
†Madison Square Garden Sports Corp.	382	52,204
Marcus Corp.	3,838	53,310
†Netflix, Inc.	8,642	2,034,672
†Playtika Holding Corp.	3,992	37,485
†Reading International, Inc. Class A	489	1,609
†ROBLOX Corp. Class A	5,329	190,991
†Roku, Inc.	753	42,469
†Sciplay Corp. Class A	483	5,680
†Spotify Technology SA	1,430	123,409
†Take-Two Interactive Software, Inc.	7,167	781,203
†Walt Disney Co.	34,140	3,220,426
†Warner Bros Discovery, Inc.	88,464	1,017,336
Warner Music Group Corp. Class A	2,536	58,861
World Wrestling Entertainment, Inc. Class A	3,541	248,472
		11,377,076
Food & Staples Retailing–1.69%
Albertsons Cos., Inc. Class A	4,461	110,900
Andersons, Inc.	4,370	135,601
†BJ's Wholesale Club Holdings, Inc.	10,299	749,870
Casey's General Stores, Inc.	3,835	776,664
†Chefs' Warehouse, Inc.	2,580	74,743
Costco Wholesale Corp.	13,598	6,421,927
†Grocery Outlet Holding Corp.	1,953	65,015

LVIP Dimensional U.S. Core Equity 1 Fund–10

LVIP Dimensional U.S. Core Equity 1 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Food & Staples Retailing (continued)
Ingles Markets, Inc. Class A	2,345	$ 185,747
Kroger Co.	67,817	2,966,994
Natural Grocers by Vitamin Cottage, Inc.	3,652	39,405
†Performance Food Group Co.	12,066	518,235
PriceSmart, Inc.	1,845	106,254
SpartanNash Co.	5,888	170,870
†Sprouts Farmers Market, Inc.	14,602	405,206
Sysco Corp.	17,582	1,243,223
†U.S. Foods Holding Corp.	16,963	448,502
†United Natural Foods, Inc.	6,297	216,428
Village Super Market, Inc. Class A	618	11,946
Walgreens Boots Alliance, Inc.	24,875	781,075
Walmart, Inc.	45,171	5,858,679
Weis Markets, Inc.	3,330	237,229
		21,524,513
Food Products–1.53%
Alico, Inc.	234	6,608
Archer-Daniels-Midland Co.	16,008	1,287,844
B&G Foods, Inc.	9,162	151,081
Bunge Ltd.	8,799	726,533
Calavo Growers, Inc.	1,666	52,895
Cal-Maine Foods, Inc.	5,325	296,017
Campbell Soup Co.	23,610	1,112,503
Conagra Brands, Inc.	24,666	804,852
†Darling Ingredients, Inc.	8,222	543,885
†Farmer Bros Co.	400	1,876
Flowers Foods, Inc.	21,330	526,638
Fresh Del Monte Produce, Inc.	6,313	146,714
†Freshpet, Inc.	885	44,330
General Mills, Inc.	25,937	1,987,034
†Hain Celestial Group, Inc.	9,937	167,737
Hershey Co.	6,519	1,437,244
Hormel Foods Corp.	18,651	847,501
†Hostess Brands, Inc.	13,011	302,376
Ingredion, Inc.	7,407	596,412
J & J Snack Foods Corp.	1,370	177,374
J M Smucker Co.	5,753	790,520
John B Sanfilippo & Son, Inc.	748	56,646
Kellogg Co.	18,088	1,260,010
Kraft Heinz Co.	19,060	635,651
Lamb Weston Holdings, Inc.	5,940	459,637
Lancaster Colony Corp.	2,361	354,811
†Landec Corp.	1,935	17,202
McCormick & Co., Inc.	9,565	681,932
Mondelez International, Inc. Class A	27,705	1,519,065
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Food Products (continued)
†Pilgrim's Pride Corp.	10,200	$ 234,804
†Post Holdings, Inc.	8,460	692,959
Seaboard Corp.	14	47,637
†Simply Good Foods Co.	7,603	243,220
Tootsie Roll Industries, Inc.	1,500	49,920
†TreeHouse Foods, Inc.	5,737	243,363
Tyson Foods, Inc. Class A	15,575	1,026,860
		19,531,691
Gas Utilities–0.22%
Atmos Energy Corp.	5,568	567,101
Chesapeake Utilities Corp.	776	89,543
National Fuel Gas Co.	7,308	449,807
New Jersey Resources Corp.	8,468	327,712
Northwest Natural Holding Co.	2,733	118,558
ONE Gas, Inc.	2,955	208,002
South Jersey Industries, Inc.	7,029	234,909
†Southwest Gas Holdings, Inc.	3,302	230,314
Spire, Inc.	3,336	207,933
UGI Corp.	11,119	359,477
		2,793,356
Health Care Equipment & Supplies–1.94%
Abbott Laboratories	36,602	3,541,610
†ABIOMED, Inc.	1,351	331,887
†Align Technology, Inc.	1,343	278,149
†AngioDynamics, Inc.	5,678	116,172
†Artivion, Inc.	4,470	61,865
†AtriCure, Inc.	1,380	53,958
Atrion Corp.	226	127,690
†Avanos Medical, Inc.	5,480	119,354
†Axonics, Inc.	1,703	119,959
Baxter International, Inc.	16,653	896,931
Becton Dickinson & Co.	5,266	1,173,423
†Boston Scientific Corp.	19,203	743,732
†Cardiovascular Systems, Inc.	1,059	14,678
CONMED Corp.	1,948	156,171
Cooper Cos., Inc.	1,861	491,118
†CryoPort, Inc.	1,498	36,491
DENTSPLY SIRONA, Inc.	8,257	234,086
†Dexcom, Inc.	4,904	394,968
†Edwards Lifesciences Corp.	11,926	985,445
Embecta Corp.	1,053	30,316
†Enovis Corp.	3,676	169,353
†Envista Holdings Corp.	5,087	166,905
†Figs, Inc. Class A	6,522	53,807
†Glaukos Corp.	2,443	130,065
†Globus Medical, Inc. Class A	6,424	382,678
†Haemonetics Corp.	4,127	305,522

LVIP Dimensional U.S. Core Equity 1 Fund–11

LVIP Dimensional U.S. Core Equity 1 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Equipment & Supplies (continued)
†Heska Corp.	496	$ 36,168
†Hologic, Inc.	14,575	940,379
†ICU Medical, Inc.	617	92,920
†IDEXX Laboratories, Inc.	2,939	957,526
†Inari Medical, Inc.	600	43,584
†Inogen, Inc.	1,392	33,798
†Insulet Corp.	1,631	374,151
†Integer Holdings Corp.	3,432	213,573
†Integra LifeSciences Holdings Corp.	6,337	268,435
†Intuitive Surgical, Inc.	6,318	1,184,246
†Invacare Corp.	2,424	1,891
†Lantheus Holdings, Inc.	4,262	299,747
LeMaitre Vascular, Inc.	1,018	51,592
†LENSAR, Inc.	1,658	9,202
†LivaNova PLC	3,945	200,288
†Masimo Corp.	2,348	331,444
Medtronic PLC	25,795	2,082,946
†Meridian Bioscience, Inc.	6,320	199,270
†Merit Medical Systems, Inc.	4,562	257,799
Mesa Laboratories, Inc.	369	51,966
†Neogen Corp.	16,910	236,233
†Novocure Ltd.	1,324	100,598
†NuVasive, Inc.	4,122	180,585
†Omnicell, Inc.	2,223	193,468
†OraSure Technologies, Inc.	3,636	13,780
†Orthofix Medical, Inc.	3,349	63,999
†OrthoPediatrics Corp.	984	45,402
†Penumbra, Inc.	719	136,322
†QuidelOrtho Corp.	3,344	239,029
ResMed, Inc.	4,359	951,570
†SeaSpine Holdings Corp.	1,244	7,066
†Shockwave Medical, Inc.	360	100,105
†STAAR Surgical Co.	700	49,385
STERIS PLC	4,480	744,934
Stryker Corp.	6,958	1,409,273
†Surgalign Holdings, Inc.	265	922
†Surmodics, Inc.	1,196	36,358
†Tandem Diabetes Care, Inc.	1,145	54,788
Teleflex, Inc.	1,857	374,111
†UFP Technologies, Inc.	348	29,872
†Varex Imaging Corp.	4,849	102,508
Zimmer Biomet Holdings, Inc.	8,329	870,797
†Zimvie, Inc.	832	8,212
		24,696,575
Health Care Providers & Services–3.26%
†Acadia Healthcare Co., Inc.	9,522	744,430
†Accolade, Inc.	200	2,284
†Addus HomeCare Corp.	1,490	141,908
†Agiliti, Inc.	583	8,343
†Agilon Health, Inc.	7,158	167,640
†Amedisys, Inc.	2,782	269,270
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Providers & Services (continued)
AmerisourceBergen Corp.	9,288	$ 1,256,945
†AMN Healthcare Services, Inc.	4,516	478,515
†Apollo Medical Holdings, Inc.	2,925	114,075
†Brookdale Senior Living, Inc.	25,409	108,496
Cardinal Health, Inc.	13,178	878,709
†Castle Biosciences, Inc.	1,800	46,944
†Centene Corp.	17,165	1,335,609
Chemed Corp.	1,406	613,803
Cigna Corp.	12,162	3,374,590
†Community Health Systems, Inc.	14,031	30,167
†CorVel Corp.	1,436	198,785
†Covetrus, Inc.	5,946	124,152
†Cross Country Healthcare, Inc.	2,295	65,109
CVS Health Corp.	49,828	4,752,096
†DaVita, Inc.	6,486	536,846
Elevance Health, Inc.	6,867	3,119,266
Encompass Health Corp.	10,482	474,101
†Enhabit, Inc.	5,241	73,584
Ensign Group, Inc.	6,380	507,210
†Enzo Biochem, Inc.	4,600	10,258
†Fulgent Genetics, Inc.	3,138	119,621
†Hanger, Inc.	4,881	91,372
HCA Healthcare, Inc.	6,578	1,208,971
†HealthEquity, Inc.	1,071	71,939
†Henry Schein, Inc.	9,338	614,160
Humana, Inc.	3,293	1,597,731
Laboratory Corp. of America Holdings	4,692	960,969
†LHC Group, Inc.	2,369	387,711
McKesson Corp.	5,753	1,955,272
†ModivCare, Inc.	1,930	192,382
†Molina Healthcare, Inc.	3,349	1,104,634
National HealthCare Corp.	1,916	121,359
National Research Corp.	414	16,477
†OPKO Health, Inc.	26,983	50,998
†Option Care Health, Inc.	8,414	264,789
Owens & Minor, Inc.	8,370	201,717
Patterson Cos., Inc.	9,569	229,847
†Pediatrix Medical Group, Inc.	8,411	138,866
†Pennant Group, Inc.	3,570	37,164
†PetIQ, Inc.	1,604	11,068
Premier, Inc. Class A	6,981	236,935
†Progyny, Inc.	1,799	66,671
Quest Diagnostics, Inc.	8,154	1,000,414
†R1 RCM, Inc.	8,188	151,724
†RadNet, Inc.	2,573	52,361
Select Medical Holdings Corp.	14,513	320,737

LVIP Dimensional U.S. Core Equity 1 Fund–12

LVIP Dimensional U.S. Core Equity 1 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Providers & Services (continued)
†Surgery Partners, Inc.	2,745	$ 64,233
†Tenet Healthcare Corp.	9,313	480,365
U.S. Physical Therapy, Inc.	1,000	76,020
UnitedHealth Group, Inc.	19,256	9,725,050
Universal Health Services, Inc. Class B	6,700	590,806
		41,575,498
Health Care Technology–0.16%
†Allscripts Healthcare Solutions, Inc.	12,205	185,882
†American Well Corp. Class A	13,369	47,995
†Certara, Inc.	5,749	76,347
†Change Healthcare, Inc.	16,317	448,554
†Computer Programs & Systems, Inc.	971	27,071
†Evolent Health, Inc. Class A	7,583	272,457
†GoodRx Holdings, Inc. Class A	3,965	18,517
†HealthStream, Inc.	2,606	55,404
†NextGen Healthcare, Inc.	6,248	110,590
†Phreesia, Inc.	3,969	101,130
†Schrodinger, Inc.	1,980	49,460
Simulations Plus, Inc.	1,079	52,375
†Teladoc Health, Inc.	5,765	146,143
†Veeva Systems, Inc. Class A	2,496	411,540
		2,003,465
Hotels, Restaurants & Leisure–1.82%
Aramark	18,038	562,786
†Biglari Holdings, Inc. Class B	1	116
†BJ's Restaurants, Inc.	1,988	47,414
Bloomin' Brands, Inc.	5,220	95,683
Bluegreen Vacations Holding Corp.	529	8,739
†Booking Holdings, Inc.	627	1,030,293
Boyd Gaming Corp.	3,668	174,780
†Brinker International, Inc.	3,450	86,181
†Caesars Entertainment, Inc.	9,211	297,147
†Carnival Corp.	31,390	220,672
†Carrols Restaurant Group, Inc.	5,537	9,025
Cheesecake Factory, Inc.	3,055	89,450
†Chipotle Mexican Grill, Inc.	824	1,238,274
Choice Hotels International, Inc.	4,134	452,756
Churchill Downs, Inc.	1,635	301,085
†Chuy's Holdings, Inc.	1,400	32,452
Cracker Barrel Old Country Store, Inc.	2,215	205,065
Darden Restaurants, Inc.	6,766	854,681
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Hotels, Restaurants & Leisure (continued)
†Dave & Buster's Entertainment, Inc.	4,590	$ 142,428
†Denny's Corp.	3,860	36,323
Dine Brands Global, Inc.	793	50,403
Domino's Pizza, Inc.	1,369	424,664
†El Pollo Loco Holdings, Inc.	3,990	35,591
†Expedia Group, Inc.	2,936	275,074
†Fiesta Restaurant Group, Inc.	2,409	15,273
†Hilton Grand Vacations, Inc.	2,114	69,529
Hilton Worldwide Holdings, Inc.	7,660	923,949
†Hyatt Hotels Corp. Class A	2,033	164,592
Jack in the Box, Inc.	1,951	144,510
†Las Vegas Sands Corp.	8,039	301,623
†Light & Wonder, Inc. Class A	7,878	337,809
Marriott International, Inc. Class A	9,978	1,398,317
Marriott Vacations Worldwide Corp.	3,604	439,183
McDonald's Corp.	18,764	4,329,605
MGM Resorts International	16,524	491,093
†Norwegian Cruise Line Holdings Ltd.	22,655	257,361
Papa John's International, Inc.	2,370	165,924
†Penn Entertainment, Inc.	9,276	255,183
†Planet Fitness, Inc. Class A	6,007	346,364
†Playa Hotels & Resorts NV	2,978	17,332
†Red Robin Gourmet Burgers, Inc.	2,551	17,168
Red Rock Resorts, Inc. Class A	4,288	146,907
†Royal Caribbean Cruises Ltd.	10,175	385,632
Ruth's Hospitality Group, Inc.	5,354	90,268
†SeaWorld Entertainment, Inc.	7,588	345,330
†Shake Shack, Inc. Class A	1,397	62,837
†Six Flags Entertainment Corp.	2,363	41,825
Starbucks Corp.	29,269	2,466,206
Texas Roadhouse, Inc.	5,372	468,761
Travel & Leisure Co.	6,597	225,090
Vail Resorts, Inc.	1,643	354,296
Wendy's Co.	21,332	398,695
Wingstop, Inc.	2,063	258,741
Wyndham Hotels & Resorts, Inc.	4,719	289,511
†Wynn Resorts Ltd.	3,118	196,527
Yum! Brands, Inc.	10,780	1,146,345
		23,222,868

LVIP Dimensional U.S. Core Equity 1 Fund–13

LVIP Dimensional U.S. Core Equity 1 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Household Durables–0.92%
†Beazer Homes USA, Inc.	1,618	$ 15,646
†Cavco Industries, Inc.	837	172,221
Century Communities, Inc.	3,853	164,831
DR Horton, Inc.	27,293	1,838,184
Ethan Allen Interiors, Inc.	3,617	76,463
Flexsteel Industries, Inc.	262	4,113
Garmin Ltd.	9,022	724,557
†GoPro, Inc. Class A	2,300	11,339
†Green Brick Partners, Inc.	1,200	25,656
Hamilton Beach Brands Holding Co. Class A	400	4,668
†Helen of Troy Ltd.	2,108	203,296
Hooker Furnishings Corp.	1,803	24,323
Installed Building Products, Inc.	2,299	186,196
†iRobot Corp.	1,300	73,229
KB Home	9,361	242,637
La-Z-Boy, Inc.	5,162	116,506
Leggett & Platt, Inc.	12,560	417,243
Lennar Corp. Class A	13,397	991,031
†LGI Homes, Inc.	2,369	192,766
†Lovesac Co.	1,377	28,063
†M/I Homes, Inc.	4,399	159,376
MDC Holdings, Inc.	7,338	201,208
†Meritage Homes Corp.	5,353	376,155
†Mohawk Industries, Inc.	2,934	267,551
Newell Brands, Inc.	34,587	480,413
†NVR, Inc.	229	913,041
PulteGroup, Inc.	22,245	834,188
†Skyline Champion Corp.	3,677	194,403
†Sonos, Inc.	2,851	39,629
†Taylor Morrison Home Corp.	12,982	302,740
Tempur Sealy International, Inc.	15,090	364,273
Toll Brothers, Inc.	9,920	416,640
†TopBuild Corp.	3,484	574,094
†Tri Pointe Homes, Inc.	13,629	205,934
†Tupperware Brands Corp.	4,293	28,119
†Universal Electronics, Inc.	1,276	25,099
Whirlpool Corp.	6,418	865,211
		11,761,042
Household Products–1.15%
†Central Garden & Pet Co.	5,724	195,977
Church & Dwight Co., Inc.	10,754	768,266
Clorox Co.	6,009	771,496
Colgate-Palmolive Co.	22,655	1,591,514
Energizer Holdings, Inc.	6,619	166,402
Kimberly-Clark Corp.	9,668	1,088,037
Procter & Gamble Co.	76,626	9,674,032
Reynolds Consumer Products, Inc.	1,713	44,555
Spectrum Brands Holdings, Inc.	4,932	192,496
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Household Products (continued)
WD-40 Co.	802	$ 140,943
		14,633,718
Independent Power and Renewable Electricity Producers–0.22%
AES Corp.	27,893	630,382
Atlantica Sustainable Infrastructure PLC	8,753	230,204
Brookfield Renewable Corp. Class A	8,421	275,198
Clearway Energy, Inc. Class A	11,203	345,266
Ormat Technologies, Inc.	5,007	431,603
†Sunnova Energy International, Inc.	2,425	53,544
Vistra Corp.	37,351	784,371
		2,750,568
Industrial Conglomerates–0.51%
3M Co.	18,611	2,056,516
General Electric Co.	20,420	1,264,202
Honeywell International, Inc.	19,301	3,222,688
		6,543,406
Insurance–3.17%
Aflac, Inc.	18,547	1,042,341
†Alleghany Corp.	1,012	849,442
Allstate Corp.	13,367	1,664,592
†Ambac Financial Group, Inc.	5,809	74,065
American Equity Investment Life Holding Co.	7,892	294,293
American Financial Group, Inc.	6,291	773,353
American International Group, Inc.	25,790	1,224,509
AMERISAFE, Inc.	2,406	112,432
Aon PLC Class A	7,456	1,997,239
†Arch Capital Group Ltd.	18,145	826,323
Argo Group International Holdings Ltd.	2,831	54,525
Arthur J Gallagher & Co.	7,131	1,220,970
Assurant, Inc.	4,180	607,229
Assured Guaranty Ltd.	8,298	402,038
Axis Capital Holdings Ltd.	7,323	359,925
†Brighthouse Financial, Inc.	8,990	390,346
Brown & Brown, Inc.	13,294	804,021
†BRP Group, Inc. Class A	1,800	47,430
Chubb Ltd.	11,488	2,089,437
Cincinnati Financial Corp.	7,701	689,779
CNA Financial Corp.	4,359	160,847
†eHealth, Inc.	2,423	9,474
Employers Holdings, Inc.	3,284	113,265
†Enstar Group Ltd.	1,331	225,724
Erie Indemnity Co. Class A	2,514	558,887

LVIP Dimensional U.S. Core Equity 1 Fund–14

LVIP Dimensional U.S. Core Equity 1 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Insurance (continued)
Everest Re Group Ltd.	2,439	$ 640,091
Fidelity National Financial, Inc.	27,636	1,000,423
First American Financial Corp.	10,894	502,213
†Genworth Financial, Inc. Class A	43,794	153,279
Globe Life, Inc.	8,750	872,375
†Greenlight Capital Re Ltd. Class A	4,459	33,175
Hanover Insurance Group, Inc.	4,661	597,261
Hartford Financial Services Group, Inc.	17,899	1,108,664
HCI Group, Inc.	2,595	101,724
†Heritage Insurance Holdings, Inc.	3,747	8,468
Horace Mann Educators Corp.	5,165	182,273
James River Group Holdings Ltd.	3,086	70,392
Kemper Corp.	7,106	293,194
Kinsale Capital Group, Inc.	1,057	269,979
Loews Corp.	10,924	544,452
†Maiden Holdings Ltd.	12,125	26,069
†Markel Corp.	624	676,553
Marsh & McLennan Cos., Inc.	16,202	2,418,797
Mercury General Corp.	6,071	172,538
MetLife, Inc.	20,200	1,227,756
National Western Life Group, Inc. Class A	415	70,882
†NI Holdings, Inc.	900	12,024
Old Republic International Corp.	27,874	583,403
†Palomar Holdings, Inc.	897	75,097
Primerica, Inc.	4,918	607,127
Principal Financial Group, Inc.	16,177	1,167,171
ProAssurance Corp.	6,511	127,030
Progressive Corp.	11,729	1,363,027
Prudential Financial, Inc.	11,106	952,673
Reinsurance Group of America, Inc.	4,774	600,617
RenaissanceRe Holdings Ltd.	3,891	546,257
RLI Corp.	3,097	317,071
Safety Insurance Group, Inc.	2,074	169,155
Selective Insurance Group, Inc.	6,114	497,680
†SiriusPoint Ltd.	13,203	65,355
Stewart Information Services Corp.	3,350	146,194
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Insurance (continued)
Travelers Cos., Inc.	16,997	$ 2,603,940
†Trupanion, Inc.	1,512	89,858
United Fire Group, Inc.	3,480	99,980
†United Insurance Holdings Corp.	4,888	3,131
Universal Insurance Holdings, Inc.	7,335	72,250
Unum Group	9,122	353,934
W R Berkley Corp.	14,064	908,253
White Mountains Insurance Group Ltd.	305	397,421
Willis Towers Watson PLC	5,334	1,071,814
		40,393,506
Interactive Media & Services–3.32%
†Alphabet, Inc. Class A	158,040	15,116,526
†Alphabet, Inc. Class C	150,300	14,451,345
†Angi, Inc.	2,100	6,195
†Bumble, Inc. Class A	8,172	175,616
†Cargurus, Inc.	2,819	39,945
†Cars.com, Inc.	8,684	99,866
†DHI Group, Inc.	5,517	29,681
†Match Group, Inc.	9,882	471,865
†Meta Platforms, Inc. Class A	74,562	10,116,572
†Pinterest, Inc. Class A	7,293	169,927
†QuinStreet, Inc.	3,909	41,044
†Snap, Inc. Class A	4,200	41,244
†TripAdvisor, Inc.	8,010	176,861
†TrueCar, Inc.	10,819	16,337
†Twitter, Inc.	13,007	570,227
†Yelp, Inc.	6,349	215,295
†Zedge, Inc. Class B	1,132	2,672
†Ziff Davis, Inc.	5,206	356,507
†Zillow Group, Inc. Class A	2,234	63,959
†ZoomInfo Technologies, Inc.	3,657	152,351
		42,314,035
Internet & Direct Marketing Retail–2.26%
†1-800-Flowers.com, Inc. Class A	5,253	34,092
†Amazon.com, Inc.	235,193	26,576,809
†Chewy, Inc. Class A	1,306	40,120
†DoorDash, Inc. Class A	3,682	182,075
eBay, Inc.	35,380	1,302,338
†Etsy, Inc.	4,697	470,311
†Lands' End, Inc.	2,926	22,589
†Liquidity Services, Inc.	356	5,788
PetMed Express, Inc.	1,000	19,520
†Quotient Technology, Inc.	10,979	25,361
Qurate Retail, Inc.	23,614	47,464
†Revolve Group, Inc.	600	13,014
Shutterstock, Inc.	1,235	61,960
		28,801,441

LVIP Dimensional U.S. Core Equity 1 Fund–15

LVIP Dimensional U.S. Core Equity 1 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
IT Services–3.91%
Accenture PLC Class A	20,977	$ 5,397,382
†Akamai Technologies, Inc.	8,140	653,805
Amdocs Ltd.	9,367	744,208
Automatic Data Processing, Inc.	14,601	3,302,600
†Block, Inc.	4,058	223,149
†BM Technologies, Inc.	562	3,760
Broadridge Financial Solutions, Inc.	5,836	842,252
Cass Information Systems, Inc.	1,874	65,009
†Cloudflare, Inc. Class A	1,236	68,363
Cognizant Technology Solutions Corp. Class A	17,896	1,027,946
Concentrix Corp.	5,225	583,267
†Conduent, Inc.	18,114	60,501
CSG Systems International, Inc.	2,870	151,766
†DXC Technology Co.	19,155	468,914
†Edgio, Inc.	5,104	14,189
†EPAM Systems, Inc.	1,758	636,730
†Euronet Worldwide, Inc.	4,413	334,329
EVERTEC, Inc.	7,143	223,933
†Evo Payments, Inc. Class A	463	15,418
†ExlService Holdings, Inc.	2,948	434,417
Fidelity National Information Services, Inc.	16,512	1,247,812
†Fiserv, Inc.	14,308	1,338,800
†FleetCor Technologies, Inc.	4,616	813,201
†Flywire Corp.	2,304	52,900
†Gartner, Inc.	3,112	861,059
Genpact Ltd.	16,261	711,744
Global Payments, Inc.	8,159	881,580
†Globant SA	1,717	321,216
†GoDaddy, Inc. Class A	3,510	248,789
†Grid Dynamics Holdings, Inc.	2,476	46,375
Hackett Group, Inc.	2,613	46,302
International Business Machines Corp.	32,940	3,913,601
†International Money Express, Inc.	2,436	55,516
Jack Henry & Associates, Inc.	3,805	693,537
†Kyndryl Holdings, Inc.	8,787	72,669
†Marqeta, Inc. Class A	7,290	51,905
Mastercard, Inc. Class A	29,133	8,283,677
Maximus, Inc.	3,536	204,628
†MoneyGram International, Inc.	1,616	16,806
†MongoDB, Inc.	1,325	263,092
†Okta, Inc.	2,043	116,185
Paychex, Inc.	9,698	1,088,213
†PayPal Holdings, Inc.	19,280	1,659,430
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
IT Services (continued)
†Perficient, Inc.	3,007	$ 195,515
†Rackspace Technology, Inc.	5,239	21,375
†Snowflake, Inc. Class A	2,969	504,611
†SolarWinds Corp.	4,705	36,464
†Squarespace, Inc. Class A	3,541	75,636
SS&C Technologies Holdings, Inc.	13,110	626,003
Switch, Inc. Class A	6,909	232,764
TTEC Holdings, Inc.	4,912	217,651
†Twilio, Inc. Class A	2,382	164,691
†Unisys Corp.	5,740	43,337
†VeriSign, Inc.	3,545	615,767
†Verra Mobility Corp.	6,816	104,762
Visa, Inc. Class A	45,152	8,021,253
Western Union Co.	21,608	291,708
†WEX, Inc.	3,024	383,867
		49,776,379
Leisure Products–0.24%
Acushnet Holdings Corp.	6,089	264,811
†American Outdoor Brands, Inc.	2,016	17,680
Brunswick Corp.	7,857	514,241
Hasbro, Inc.	7,816	526,955
Johnson Outdoors, Inc. Class A	842	43,203
†Malibu Boats, Inc. Class A	2,224	106,730
†MasterCraft Boat Holdings, Inc.	814	15,344
†Mattel, Inc.	23,363	442,495
†Nautilus, Inc.	4,229	6,893
†Peloton Interactive, Inc. Class A	4,493	31,136
Polaris, Inc.	4,675	447,164
Smith & Wesson Brands, Inc.	8,067	83,655
†Topgolf Callaway Brands Corp.	17,355	334,257
†Vista Outdoor, Inc.	7,301	177,560
†YETI Holdings, Inc.	3,031	86,444
		3,098,568
Life Sciences Tools & Services–1.29%
†10X Genomics, Inc. Class A	375	10,680
†Adaptive Biotechnologies Corp.	4,935	35,137
Agilent Technologies, Inc.	6,123	744,251
†Avantor, Inc.	21,138	414,305
Azenta, Inc.	1,860	79,720
†Bio-Rad Laboratories, Inc. Class A	1,047	436,746
Bio-Techne Corp.	1,282	364,088
Bruker Corp.	12,233	649,083

LVIP Dimensional U.S. Core Equity 1 Fund–16

LVIP Dimensional U.S. Core Equity 1 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Life Sciences Tools & Services (continued)
†Charles River Laboratories International, Inc.	2,668	$ 525,062
Danaher Corp.	12,129	3,132,799
†Illumina, Inc.	2,544	485,370
†IQVIA Holdings, Inc.	6,165	1,116,728
†Maravai LifeSciences Holdings, Inc. Class A	3,739	95,457
†Medpace Holdings, Inc.	2,588	406,756
†Mettler-Toledo International, Inc.	1,061	1,150,251
†NeoGenomics, Inc.	2,472	21,284
PerkinElmer, Inc.	5,956	716,686
†Repligen Corp.	1,556	291,143
†Sotera Health Co.	13,181	89,894
†Syneos Health, Inc.	7,453	351,409
Thermo Fisher Scientific, Inc.	7,783	3,947,460
†Waters Corp.	2,540	684,606
West Pharmaceutical Services, Inc.	2,890	711,171
		16,460,086
Machinery–2.67%
†3D Systems Corp.	12,600	100,548
AGCO Corp.	8,002	769,552
Alamo Group, Inc.	1,267	154,916
Albany International Corp. Class A	2,740	215,994
Allison Transmission Holdings, Inc.	11,348	383,109
Altra Industrial Motion Corp.	2,577	86,639
Astec Industries, Inc.	2,784	86,833
Barnes Group, Inc.	5,223	150,840
Caterpillar, Inc.	18,781	3,081,587
†Chart Industries, Inc.	2,648	488,159
†CIRCOR International, Inc.	2,161	35,635
Columbus McKinnon Corp.	2,989	78,192
Crane Holdings Co.	5,256	460,110
Cummins, Inc.	6,637	1,350,696
Deere & Co.	10,059	3,358,600
Donaldson Co., Inc.	12,837	629,141
Douglas Dynamics, Inc.	3,649	102,245
Dover Corp.	7,527	877,498
†Energy Recovery, Inc.	5,205	113,157
†Enerpac Tool Group Corp.	5,155	91,914
EnPro Industries, Inc.	2,717	230,891
Esab Corp.	3,676	122,631
ESCO Technologies, Inc.	2,378	174,640
†Evoqua Water Technologies Corp.	3,982	131,685
Federal Signal Corp.	6,198	231,309
Flowserve Corp.	11,478	278,915
Fortive Corp.	13,093	763,322
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Machinery (continued)
Franklin Electric Co., Inc.	3,933	$ 321,365
†Gates Industrial Corp. PLC	6,364	62,113
Gorman-Rupp Co.	3,528	83,931
Graco, Inc.	12,990	778,751
Greenbrier Cos., Inc.	3,320	80,576
Helios Technologies, Inc.	4,083	206,600
Hillenbrand, Inc.	7,862	288,693
Hyster-Yale Materials Handling, Inc.	2,265	48,720
IDEX Corp.	3,004	600,349
Illinois Tool Works, Inc.	10,872	1,964,027
Ingersoll Rand, Inc.	16,635	719,630
ITT, Inc.	7,814	510,567
John Bean Technologies Corp.	2,531	217,666
Kadant, Inc.	857	142,956
Kennametal, Inc.	8,400	172,872
†L B Foster Co. Class A	1,339	13,069
Lincoln Electric Holdings, Inc.	5,153	647,835
Lindsay Corp.	1,086	155,602
†Manitowoc Co., Inc.	5,279	40,912
†Middleby Corp.	4,781	612,781
Mueller Industries, Inc.	6,447	383,210
Mueller Water Products, Inc. Class A	14,392	147,806
†NN, Inc.	2,981	5,098
Nordson Corp.	2,573	546,171
Omega Flex, Inc.	333	30,842
Oshkosh Corp.	5,854	411,478
Otis Worldwide Corp.	15,126	965,039
PACCAR, Inc.	16,526	1,383,061
Parker-Hannifin Corp.	7,987	1,935,330
Park-Ohio Holdings Corp.	1,206	13,640
Pentair PLC	14,502	589,216
†Proto Labs, Inc.	1,861	67,796
†RBC Bearings, Inc.	1,225	254,567
REV Group, Inc.	7,071	77,993
Shyft Group, Inc.	3,500	71,505
Snap-on, Inc.	3,012	606,466
†SPX Technologies, Inc.	3,638	200,890
Standex International Corp.	1,405	114,718
Stanley Black & Decker, Inc.	6,307	474,350
Tennant Co.	1,546	87,442
Terex Corp.	5,972	177,607
Timken Co.	8,361	493,633
†Titan International, Inc.	4,215	51,170
Toro Co.	9,030	780,914
Trinity Industries, Inc.	12,252	261,580
Wabash National Corp.	7,597	118,209
Watts Water Technologies, Inc. Class A	2,301	289,305

LVIP Dimensional U.S. Core Equity 1 Fund–17

LVIP Dimensional U.S. Core Equity 1 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Machinery (continued)
Westinghouse Air Brake Technologies Corp.	8,019	$ 652,346
Xylem, Inc.	6,906	603,308
		34,012,463
Marine–0.07%
Costamare, Inc.	10,400	93,080
Eagle Bulk Shipping, Inc.	1,598	69,002
Eneti, Inc.	1,605	10,705
Genco Shipping & Trading Ltd.	1,685	21,113
†Kirby Corp.	5,754	349,671
Matson, Inc.	5,348	329,009
		872,580
Media–1.27%
†Altice USA, Inc. Class A	14,605	85,147
†AMC Networks, Inc. Class A	4,165	84,550
†Audacy, Inc. Class A	18,467	7,130
†Boston Omaha Corp. Class A	1,169	26,934
Cable One, Inc.	488	416,288
†Charter Communications, Inc. Class A	4,629	1,404,207
Comcast Corp. Class A	166,273	4,876,787
†comScore, Inc.	6,307	10,407
†DISH Network Corp. Class A	15,803	218,556
Entravision Communications Corp. Class A	11,605	46,072
†EW Scripps Co. Class A	6,953	78,360
Fox Corp. Class A	33,467	992,319
†Gannett Co., Inc.	20,670	31,625
Gray Television, Inc.	12,929	185,143
†iHeartMedia, Inc. Class A	4,613	33,813
Interpublic Group of Cos., Inc.	41,293	1,057,101
John Wiley & Sons, Inc. Class A	3,749	140,813
†Liberty Broadband Corp. Class A	7,682	567,910
†Liberty Media Corp.-Liberty SiriusXM Class A	15,544	587,614
†Loyalty Ventures, Inc.	1,930	2,335
New York Times Co. Class A	12,678	364,493
News Corp. Class A	29,560	450,060
Nexstar Media Group, Inc. Class A	5,697	950,544
Omnicom Group, Inc.	17,882	1,128,175
Paramount Global Class A	31,115	592,875
Scholastic Corp.	4,716	145,064
Sinclair Broadcast Group, Inc. Class A	2,784	50,363
Sirius XM Holdings, Inc.	68,041	388,514
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Media (continued)
†TechTarget, Inc.	700	$ 41,440
TEGNA, Inc.	26,053	538,776
†Thryv Holdings, Inc.	3,667	83,718
†Trade Desk, Inc. Class A	8,630	515,643
†WideOpenWest, Inc.	3,108	38,135
		16,140,911
Metals & Mining–0.94%
Alcoa Corp.	18,767	631,697
Alpha Metallurgical Resources, Inc.	1,385	189,524
†Arconic Corp.	6,630	112,975
†ATI, Inc.	11,771	313,226
Carpenter Technology Corp.	5,905	183,882
†Century Aluminum Co.	9,619	50,788
†Cleveland-Cliffs, Inc.	37,018	498,633
†Coeur Mining, Inc.	23,894	81,718
Commercial Metals Co.	12,040	427,179
Compass Minerals International, Inc.	3,859	148,687
†Ferroglobe PLC	12,975	68,508
Freeport-McMoRan, Inc.	54,931	1,501,264
Haynes International, Inc.	1,268	44,532
Hecla Mining Co.	58,317	229,769
Kaiser Aluminum Corp.	1,961	120,307
Materion Corp.	2,300	184,000
†MP Materials Corp.	2,460	67,158
Newmont Corp.	19,903	836,523
Nucor Corp.	19,118	2,045,435
Ramaco Resources, Inc.	4,670	42,964
Reliance Steel & Aluminum Co.	5,749	1,002,683
Royal Gold, Inc.	5,496	515,635
Ryerson Holding Corp.	607	15,624
Schnitzer Steel Industries, Inc. Class A	2,756	78,436
Southern Copper Corp.	4,923	220,747
Steel Dynamics, Inc.	21,496	1,525,141
SunCoke Energy, Inc.	15,427	89,631
†TimkenSteel Corp.	6,778	101,602
U.S. Steel Corp.	19,736	357,616
Warrior Met Coal, Inc.	5,674	161,369
Worthington Industries, Inc.	3,912	149,204
		11,996,457
Multiline Retail–0.75%
Big Lots, Inc.	4,322	67,466
Dillard's, Inc. Class A	3,626	989,028
Dollar General Corp.	8,323	1,996,355
†Dollar Tree, Inc.	14,828	2,018,091
Franchise Group, Inc.	1,915	46,535
Kohl's Corp.	17,305	435,221
Macy's, Inc.	41,432	649,239
Nordstrom, Inc.	9,791	163,803

LVIP Dimensional U.S. Core Equity 1 Fund–18

LVIP Dimensional U.S. Core Equity 1 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Multiline Retail (continued)
†Ollie's Bargain Outlet Holdings, Inc.	3,936	$ 203,098
Target Corp.	19,765	2,932,928
		9,501,764
Multi-Utilities–0.73%
Ameren Corp.	8,666	698,046
Avista Corp.	5,502	203,849
Black Hills Corp.	4,628	313,454
CenterPoint Energy, Inc.	22,804	642,617
CMS Energy Corp.	11,504	669,993
Consolidated Edison, Inc.	10,269	880,669
Dominion Energy, Inc.	21,497	1,485,658
DTE Energy Co.	6,090	700,655
NiSource, Inc.	16,856	424,603
NorthWestern Corp.	3,593	177,063
Public Service Enterprise Group, Inc.	16,849	947,419
Sempra Energy	6,916	1,036,985
Unitil Corp.	1,492	69,303
WEC Energy Group, Inc.	11,137	995,982
		9,246,296
Oil, Gas & Consumable Fuels–5.55%
Antero Midstream Corp.	23,697	217,538
†Antero Resources Corp.	21,428	654,197
APA Corp.	15,967	545,912
Arch Resources, Inc.	2,884	342,042
Berry Corp.	5,961	44,708
Brigham Minerals, Inc. Class A	3,472	85,654
California Resources Corp.	3,924	150,799
†Callon Petroleum Co.	5,442	190,524
Cheniere Energy, Inc.	9,402	1,559,886
Chesapeake Energy Corp.	6,540	616,133
Chevron Corp.	63,357	9,102,500
Chord Energy Corp.	2,891	395,402
Civitas Resources, Inc.	1,747	100,260
†Clean Energy Fuels Corp.	25,088	133,970
†CNX Resources Corp.	18,203	282,693
†Comstock Resources, Inc.	15,974	276,191
ConocoPhillips	48,451	4,958,475
CONSOL Energy, Inc.	4,705	302,626
Continental Resources, Inc.	7,019	468,939
Coterra Energy, Inc.	69,289	1,809,829
CVR Energy, Inc.	8,133	235,694
Delek U.S. Holdings, Inc.	9,997	271,319
†Denbury, Inc.	2,796	241,183
Devon Energy Corp.	42,966	2,583,546
DHT Holdings, Inc.	14,019	105,984
Diamondback Energy, Inc.	10,023	1,207,371
Dorian LPG Ltd.	349	4,736
†DT Midstream, Inc.	4,017	208,442
†EnLink Midstream LLC	18,193	161,736
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Oil, Gas & Consumable Fuels (continued)
EOG Resources, Inc.	21,512	$ 2,403,536
EQT Corp.	18,234	743,036
Equitrans Midstream Corp.	22,257	166,482
Exxon Mobil Corp.	140,673	12,282,160
†Green Plains, Inc.	4,898	142,385
†Gulfport Energy Corp.	612	54,034
Hess Corp.	15,876	1,730,325
HF Sinclair Corp.	18,276	983,980
International Seaways, Inc.	3,390	119,091
Kinder Morgan, Inc.	61,710	1,026,854
Kinetik Holdings, Inc. Class A	1,998	65,095
†Kosmos Energy Ltd.	44,165	228,333
†Laredo Petroleum, Inc.	1,478	92,892
Magnolia Oil & Gas Corp. Class A	17,053	337,820
Marathon Oil Corp.	48,793	1,101,746
Marathon Petroleum Corp.	29,946	2,974,536
Matador Resources Co.	13,122	641,928
Murphy Oil Corp.	15,669	551,079
NACCO Industries, Inc. Class A	200	9,406
New Fortress Energy, Inc.	7,583	331,453
Northern Oil & Gas, Inc.	1,952	53,504
Occidental Petroleum Corp.	63,728	3,916,086
ONEOK, Inc.	27,980	1,433,695
Ovintiv, Inc.	11,810	543,260
†Par Pacific Holdings, Inc.	6,187	101,529
†PBF Energy, Inc. Class A	14,133	496,916
PDC Energy, Inc.	13,619	787,042
†Peabody Energy Corp.	15,632	387,986
†Permian Resources Corp.	22,272	151,450
Phillips 66	12,822	1,034,992
PHX Minerals, Inc.	1,806	5,851
Pioneer Natural Resources Co.	7,310	1,582,834
Range Resources Corp.	18,226	460,389
Ranger Oil Corp. Class A	1,279	40,225
†REX American Resources Corp.	3,126	87,278
Scorpio Tankers, Inc.	6,981	293,481
SFL Corp. Ltd.	13,649	124,342
SM Energy Co.	18,345	689,955
†Southwestern Energy Co.	52,528	321,471
†Talos Energy, Inc.	7,201	119,897
Targa Resources Corp.	16,910	1,020,349
†Teekay Corp.	13,659	49,036
†Teekay Tankers Ltd. Class A	5,037	138,719
Texas Pacific Land Corp.	214	380,327
Valero Energy Corp.	17,485	1,868,272
†W&T Offshore, Inc.	14,633	85,749
Williams Cos., Inc.	38,083	1,090,316
World Fuel Services Corp.	8,358	195,912
		70,705,323

LVIP Dimensional U.S. Core Equity 1 Fund–19

LVIP Dimensional U.S. Core Equity 1 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Paper & Forest Products–0.07%
†Clearwater Paper Corp.	2,473	$ 92,985
†Glatfelter Corp.	4,944	15,376
Louisiana-Pacific Corp.	8,881	454,618
Mercer International, Inc.	10,372	127,576
†Resolute Forest Products, Inc.	7,351	147,020
Sylvamo Corp.	1,931	65,461
		903,036
Personal Products–0.24%
†BellRing Brands, Inc.	10,725	221,042
†Coty, Inc. Class A	39,789	251,466
Edgewell Personal Care Co.	5,853	218,902
†elf Beauty, Inc.	3,904	146,868
Estee Lauder Cos., Inc. Class A	6,443	1,391,044
†Herbalife Nutrition Ltd.	9,618	191,302
Inter Parfums, Inc.	2,708	204,346
Medifast, Inc.	806	87,338
Natural Health Trends Corp.	1,722	6,320
Nu Skin Enterprises, Inc. Class A	4,913	163,947
†USANA Health Sciences, Inc.	2,193	122,918
		3,005,493
Pharmaceuticals–3.72%
†Amneal Pharmaceuticals, Inc.	12,683	25,620
†Amphastar Pharmaceuticals, Inc.	7,904	222,102
†ANI Pharmaceuticals, Inc.	738	23,719
Bristol-Myers Squibb Co.	69,858	4,966,205
†Catalent, Inc.	7,560	547,042
†Corcept Therapeutics, Inc.	5,666	145,276
†Cymabay Therapeutics, Inc.	5,176	18,116
†Elanco Animal Health, Inc.	22,076	273,963
Eli Lilly & Co.	28,306	9,152,745
†Harmony Biosciences Holdings, Inc.	1,454	64,398
†Innoviva, Inc.	12,944	150,280
†Intra-Cellular Therapies, Inc.	5,388	250,704
†Jazz Pharmaceuticals PLC	4,967	662,051
Johnson & Johnson	79,474	12,982,873
Merck & Co., Inc.	81,852	7,049,094
†Nektar Therapeutics	9,757	31,222
†NGM Biopharmaceuticals, Inc.	1,298	16,978
Organon & Co.	9,303	217,690
†Otonomy, Inc.	619	183
†Pacira BioSciences, Inc.	1,484	78,934
Perrigo Co. PLC	8,951	319,193
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Pharmaceuticals (continued)
Pfizer, Inc.	157,437	$ 6,889,443
Phibro Animal Health Corp. Class A	1,442	19,164
†Prestige Consumer Healthcare, Inc.	5,307	264,448
SIGA Technologies, Inc.	5,213	53,694
†Supernus Pharmaceuticals, Inc.	3,800	128,630
†Taro Pharmaceutical Industries Ltd.	3,413	102,322
Viatris, Inc.	55,995	477,077
Zoetis, Inc.	15,439	2,289,449
		47,422,615
Professional Services–0.95%
†ASGN, Inc.	5,526	499,385
Barrett Business Services, Inc.	300	23,400
Booz Allen Hamilton Holding Corp.	9,775	902,721
†CACI International, Inc. Class A	1,969	514,027
†CBIZ, Inc.	6,133	262,370
†Clarivate PLC	3,625	34,039
†CoStar Group, Inc.	7,680	534,912
Dun & Bradstreet Holdings, Inc.	3,564	44,158
Equifax, Inc.	3,968	680,234
Exponent, Inc.	4,416	387,151
†First Advantage Corp.	3,752	48,138
†Forrester Research, Inc.	2,034	73,244
†Franklin Covey Co.	993	45,072
†FTI Consulting, Inc.	3,393	562,254
Heidrick & Struggles International, Inc.	2,100	54,579
†Huron Consulting Group, Inc.	2,990	198,087
ICF International, Inc.	2,478	270,152
Insperity, Inc.	2,353	240,218
Jacobs Solutions, Inc.	5,278	572,610
KBR, Inc.	12,823	554,210
Kelly Services, Inc. Class A	5,692	77,354
Kforce, Inc.	2,567	150,555
Korn Ferry	5,540	260,103
Leidos Holdings, Inc.	7,611	665,734
ManpowerGroup, Inc.	5,185	335,418
†Mistras Group, Inc.	3,448	15,378
Nielsen Holdings PLC	26,911	745,973
Resources Connection, Inc.	4,071	73,563
Robert Half International, Inc.	9,812	750,618
Science Applications International Corp.	6,116	540,838
TransUnion	3,586	213,331

LVIP Dimensional U.S. Core Equity 1 Fund–20

LVIP Dimensional U.S. Core Equity 1 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Professional Services (continued)
†TriNet Group, Inc.	6,496	$ 462,645
†TrueBlue, Inc.	5,561	106,104
Verisk Analytics, Inc.	7,100	1,210,763
		12,109,338
Real Estate Management & Development–0.26%
†Anywhere Real Estate, Inc.	15,606	126,565
†CBRE Group, Inc. Class A	15,664	1,057,477
†Cushman & Wakefield PLC	4,785	54,788
Douglas Elliman, Inc.	7,104	29,126
eXp World Holdings, Inc.	2,976	33,361
†Forestar Group, Inc.	476	5,326
†FRP Holdings, Inc.	631	34,301
†Howard Hughes Corp.	4,225	234,023
†Jones Lang LaSalle, Inc.	4,649	702,324
Kennedy-Wilson Holdings, Inc.	16,113	249,107
Marcus & Millichap, Inc.	4,001	131,153
Newmark Group, Inc. Class A	20,238	163,118
†Rafael Holdings, Inc. Class B	1,698	3,056
RE/MAX Holdings, Inc. Class A	3,816	72,161
†Redfin Corp.	1,712	9,998
RMR Group, Inc. Class A	862	20,421
St. Joe Co.	5,394	172,770
†Tejon Ranch Co.	2,365	34,056
†Zillow Group, Inc. Class C	5,442	155,696
		3,288,827
Road & Rail–1.28%
AMERCO	1,663	846,833
ArcBest Corp.	3,105	225,827
†Avis Budget Group, Inc.	3,264	484,573
Covenant Logistics Group, Inc.	3,400	97,580
CSX Corp.	75,077	2,000,051
Heartland Express, Inc.	11,699	167,413
†Hertz Global Holdings, Inc.	3,793	61,750
JB Hunt Transport Services, Inc.	7,132	1,115,587
Knight-Swift Transportation Holdings, Inc.	13,736	672,102
Landstar System, Inc.	3,625	523,341
†Lyft, Inc. Class A	3,275	43,132
Marten Transport Ltd.	11,904	228,081
Norfolk Southern Corp.	7,308	1,532,122
Old Dominion Freight Line, Inc.	5,019	1,248,577
†PAM Transportation Services, Inc.	1,224	37,895
Ryder System, Inc.	5,995	452,563
†Saia, Inc.	2,727	518,130
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Road & Rail (continued)
Schneider National, Inc. Class B	12,607	$ 255,922
†Uber Technologies, Inc.	14,942	395,963
Union Pacific Corp.	23,513	4,580,803
Universal Logistics Holdings, Inc.	2,500	79,300
Werner Enterprises, Inc.	9,031	339,566
†XPO Logistics, Inc.	9,670	430,508
		16,337,619
Semiconductors & Semiconductor Equipment–4.46%
†Advanced Micro Devices, Inc.	32,858	2,081,883
†Alpha & Omega Semiconductor Ltd.	1,200	36,912
†Ambarella, Inc.	1,579	88,708
Amkor Technology, Inc.	34,629	590,424
Analog Devices, Inc.	10,644	1,483,135
Applied Materials, Inc.	33,714	2,762,188
†Axcelis Technologies, Inc.	3,896	235,942
Broadcom, Inc.	15,314	6,799,569
†CEVA, Inc.	1,850	48,526
†Cirrus Logic, Inc.	5,584	384,179
†Cohu, Inc.	4,934	127,199
†Diodes, Inc.	3,823	248,151
†Enphase Energy, Inc.	3,297	914,819
Entegris, Inc.	6,301	523,109
†First Solar, Inc.	7,613	1,006,972
†FormFactor, Inc.	6,333	158,642
†Ichor Holdings Ltd.	2,461	59,581
Intel Corp.	167,231	4,309,543
KLA Corp.	4,895	1,481,374
Kulicke & Soffa Industries, Inc.	6,090	234,648
Lam Research Corp.	5,946	2,176,236
†Lattice Semiconductor Corp.	7,133	351,015
†MACOM Technology Solutions Holdings, Inc.	4,534	234,816
†Magnachip Semiconductor Corp.	2,552	26,132
Marvell Technology, Inc.	18,751	804,605
†MaxLinear, Inc.	5,270	171,907
Microchip Technology, Inc.	22,432	1,369,025
Micron Technology, Inc.	50,677	2,538,918
MKS Instruments, Inc.	4,703	388,656
Monolithic Power Systems, Inc.	1,103	400,830
NVE Corp.	50	2,333
NVIDIA Corp.	58,160	7,060,042
NXP Semiconductors NV	3,839	566,291
†ON Semiconductor Corp.	23,557	1,468,308
†Onto Innovation, Inc.	5,165	330,818
†PDF Solutions, Inc.	3,040	74,571

LVIP Dimensional U.S. Core Equity 1 Fund–21

LVIP Dimensional U.S. Core Equity 1 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Semiconductors & Semiconductor Equipment (continued)
†Photronics, Inc.	5,636	$ 82,398
Power Integrations, Inc.	5,085	327,067
†Qorvo, Inc.	5,681	451,128
QUALCOMM, Inc.	40,021	4,521,573
†Rambus, Inc.	12,319	313,149
†Semtech Corp.	5,171	152,079
†Silicon Laboratories, Inc.	2,813	347,237
Skyworks Solutions, Inc.	9,309	793,778
†SMART Global Holdings, Inc.	6,650	105,535
†SolarEdge Technologies, Inc.	1,742	403,203
†Synaptics, Inc.	3,515	348,020
Teradyne, Inc.	9,638	724,296
Texas Instruments, Inc.	37,904	5,866,781
†Ultra Clean Holdings, Inc.	2,793	71,920
Universal Display Corp.	1,770	166,999
†Veeco Instruments, Inc.	6,193	113,456
†Wolfspeed, Inc.	4,487	463,776
		56,792,402
Software–6.16%
A10 Networks, Inc.	4,393	58,295
†ACI Worldwide, Inc.	8,610	179,949
Adeia, Inc.	14,584	206,218
†Adobe, Inc.	11,801	3,247,635
†Alarm.com Holdings, Inc.	2,786	180,700
†Altair Engineering, Inc. Class A	997	44,087
†ANSYS, Inc.	2,448	542,722
†Appfolio, Inc. Class A	931	97,494
†Aspen Technology, Inc.	1,685	401,367
†Atlassian Corp. PLC Class A	1,880	395,909
†Autodesk, Inc.	5,266	983,689
†Avalara, Inc.	2,525	231,795
Bentley Systems, Inc. Class B	2,882	88,160
†Bill.com Holdings, Inc.	1,914	253,356
†Black Knight, Inc.	6,997	452,916
†Blackbaud, Inc.	3,139	138,304
†Box, Inc. Class A	8,637	210,656
†Cadence Design Systems, Inc.	6,591	1,077,167
†Cerence, Inc.	2,733	43,045
†Ceridian HCM Holding, Inc.	3,040	169,875
=†Citrix Systems, Inc.	4,741	493,064
†Cognyte Software Ltd.	5,416	21,881
†CommVault Systems, Inc.	1,800	95,472
†Consensus Cloud Solutions, Inc.	1,735	82,066
†Crowdstrike Holdings, Inc. Class A	1,645	271,112
†Datadog, Inc. Class A	1,907	169,303
†DocuSign, Inc.	2,254	120,521
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Software (continued)
Dolby Laboratories, Inc. Class A	6,088	$ 396,633
†DoubleVerify Holdings, Inc.	2,263	61,893
†Dropbox, Inc. Class A	7,150	148,148
†Duck Creek Technologies, Inc.	5,244	62,141
†Dynatrace, Inc.	8,266	287,739
Ebix, Inc.	3,512	66,623
†Elastic NV	740	53,088
†Envestnet, Inc.	3,287	145,943
†Fair Isaac Corp.	1,097	451,975
†Five9, Inc.	698	52,336
†Fortinet, Inc.	20,746	1,019,251
†Guidewire Software, Inc.	3,986	245,458
†HubSpot, Inc.	998	269,580
InterDigital, Inc.	3,332	134,679
Intuit, Inc.	5,008	1,939,699
†Jamf Holding Corp.	2,756	61,073
†LiveRamp Holdings, Inc.	4,728	85,861
†Manhattan Associates, Inc.	4,099	545,290
Microsoft Corp.	211,633	49,289,326
†Model N, Inc.	1,327	45,423
†N-able, Inc.	4,705	43,427
†NCR Corp.	13,077	248,594
NortonLifeLock, Inc.	13,452	270,923
†OneSpan, Inc.	3,332	28,689
Oracle Corp.	40,525	2,474,862
†Palantir Technologies, Inc. Class A	14,120	114,796
†Palo Alto Networks, Inc.	3,165	518,395
†Paycom Software, Inc.	1,845	608,832
†Paylocity Holding Corp.	1,771	427,838
†Ping Identity Holding Corp.	3,234	90,778
Progress Software Corp.	4,679	199,091
†PTC, Inc.	4,125	431,475
†Q2 Holdings, Inc.	1,216	39,155
†Qualtrics International, Inc. Class A	1,800	18,324
†Qualys, Inc.	1,453	202,534
Roper Technologies, Inc.	2,223	799,480
†Salesforce, Inc.	12,611	1,813,966
Sapiens International Corp. NV	854	16,380
†SentinelOne, Inc. Class A	1,963	50,174
†ServiceNow, Inc.	2,043	771,457
†Splunk, Inc.	2,645	198,904
†SPS Commerce, Inc.	602	74,786
†Synchronoss Technologies, Inc.	4,423	5,042
†Synopsys, Inc.	2,958	903,699
†Telos Corp.	5,330	47,384
†Teradata Corp.	10,985	341,194
†Tyler Technologies, Inc.	1,278	444,105
†Unity Software, Inc.	1,201	38,264

LVIP Dimensional U.S. Core Equity 1 Fund–22

LVIP Dimensional U.S. Core Equity 1 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Software (continued)
†Verint Systems, Inc.	5,416	$ 181,869
†Vertex, Inc. Class A	3,200	43,744
VMware, Inc. Class A	5,665	603,096
†Workday, Inc. Class A	1,507	229,396
†Zendesk, Inc.	2,528	192,381
†Zoom Video Communications, Inc. Class A	2,558	188,243
†Zscaler, Inc.	1,623	266,773
		78,546,967
Specialty Retail–2.63%
Aaron's Co., Inc.	3,102	30,151
†Abercrombie & Fitch Co. Class A	8,315	129,298
Academy Sports & Outdoors, Inc.	6,424	270,964
Advance Auto Parts, Inc.	4,345	679,297
†American Eagle Outfitters, Inc.	17,294	168,271
†America's Car-Mart, Inc.	559	34,110
Arko Corp.	5,331	50,058
†Asbury Automotive Group, Inc.	2,126	321,239
†AutoNation, Inc.	10,371	1,056,494
†AutoZone, Inc.	624	1,336,564
†Barnes & Noble Education, Inc.	6,119	14,686
Bath & Body Works, Inc.	4,877	158,990
Best Buy Co., Inc.	17,025	1,078,363
Big 5 Sporting Goods Corp.	900	9,666
†Boot Barn Holdings, Inc.	3,430	200,518
Buckle, Inc.	4,520	143,103
Build-A-Bear Workshop, Inc.	2,901	38,670
†Burlington Stores, Inc.	1,507	168,618
Caleres, Inc.	7,320	177,290
Camping World Holdings, Inc. Class A	2,739	69,351
†CarMax, Inc.	8,721	575,760
†Carvana Co.	442	8,973
Cato Corp. Class A	4,303	41,051
†Chico's FAS, Inc.	18,957	91,752
†Children's Place, Inc.	1,721	53,162
†Citi Trends, Inc.	2,149	33,331
†Conn's, Inc.	6,316	44,717
Designer Brands, Inc. Class A	7,264	111,212
Dick's Sporting Goods, Inc.	8,270	865,373
†Five Below, Inc.	3,322	457,340
†Floor & Decor Holdings, Inc. Class A	5,614	394,440
Foot Locker, Inc.	11,651	362,696
Gap, Inc.	29,199	239,724
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Specialty Retail (continued)
†Genesco, Inc.	3,102	$ 121,971
Group 1 Automotive, Inc.	2,103	300,456
Guess?, Inc.	8,419	123,507
Haverty Furniture Cos., Inc.	2,655	66,109
Hibbett, Inc.	1,645	81,937
Home Depot, Inc.	26,918	7,427,753
†Leslie's, Inc.	2,875	42,291
Lithia Motors, Inc.	2,853	612,111
Lowe's Cos., Inc.	16,758	3,147,320
†MarineMax, Inc.	2,439	72,658
Monro, Inc.	2,231	96,959
Murphy USA, Inc.	3,722	1,023,215
†National Vision Holdings, Inc.	4,591	149,896
†ODP Corp.	6,111	214,802
†O'Reilly Automotive, Inc.	1,874	1,318,078
Penske Automotive Group, Inc.	9,169	902,505
Rent-A-Center, Inc.	8,035	140,693
†RH	1,359	334,409
Ross Stores, Inc.	15,812	1,332,477
†Sally Beauty Holdings, Inc.	5,960	75,096
Shoe Carnival, Inc.	3,150	67,536
Signet Jewelers Ltd.	8,178	467,700
†Sleep Number Corp.	2,723	92,065
Sonic Automotive, Inc. Class A	3,294	142,630
†Sportsman's Warehouse Holdings, Inc.	165	1,369
TJX Cos., Inc.	35,030	2,176,064
Tractor Supply Co.	6,528	1,213,425
†Ulta Beauty, Inc.	3,053	1,224,833
†Urban Outfitters, Inc.	8,844	173,785
†Victoria's Secret & Co.	4,609	134,214
Williams-Sonoma, Inc.	6,306	743,162
Winmark Corp.	151	32,667
†Zumiez, Inc.	3,015	64,913
		33,533,838
Technology Hardware, Storage & Peripherals–5.23%
Apple, Inc.	448,186	61,939,305
†Avid Technology, Inc.	6,614	153,842
Dell Technologies, Inc. Class C	10,637	363,466
Hewlett Packard Enterprise Co.	66,095	791,818
HP, Inc.	36,544	910,677
NetApp, Inc.	10,966	678,247
†Pure Storage, Inc. Class A	9,250	253,173
Seagate Technology Holdings PLC	10,461	556,839
†Stratasys Ltd.	4,881	70,335
†Super Micro Computer, Inc.	2,058	113,334
†Western Digital Corp.	17,077	555,856

LVIP Dimensional U.S. Core Equity 1 Fund–23

LVIP Dimensional U.S. Core Equity 1 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Technology Hardware, Storage & Peripherals (continued)
Xerox Holdings Corp.	23,774	$ 310,964
		66,697,856
Textiles, Apparel & Luxury Goods–0.73%
†Capri Holdings Ltd.	15,972	613,964
Carter's, Inc.	3,697	242,264
Columbia Sportswear Co.	6,536	439,873
†Culp, Inc.	695	3,030
†Deckers Outdoor Corp.	2,578	805,908
†Fossil Group, Inc.	8,573	29,320
†G-III Apparel Group Ltd.	9,262	138,467
Hanesbrands, Inc.	36,640	255,014
Kontoor Brands, Inc.	1,846	62,044
Levi Strauss & Co. Class A	6,870	99,409
†Lululemon Athletica, Inc.	3,152	881,173
Movado Group, Inc.	2,255	63,546
NIKE, Inc. Class B	40,114	3,334,276
Oxford Industries, Inc.	1,750	157,115
PVH Corp.	5,201	233,005
Ralph Lauren Corp.	3,815	324,008
†Skechers USA, Inc. Class A	10,959	347,619
Steven Madden Ltd.	5,325	142,018
Tapestry, Inc.	16,823	478,278
†Under Armour, Inc. Class A	23,812	147,597
†Unifi, Inc.	3,174	30,185
†Vera Bradley, Inc.	810	2,438
VF Corp.	13,941	416,975
Wolverine World Wide, Inc.	7,147	109,992
		9,357,518
Thrifts & Mortgage Finance–0.34%
†Axos Financial, Inc.	7,624	260,970
Capitol Federal Financial, Inc.	17,349	143,997
†Columbia Financial, Inc.	6,136	129,654
Essent Group Ltd.	9,692	337,960
Federal Agricultural Mortgage Corp. Class C	1,195	118,472
Flagstar Bancorp, Inc.	5,432	181,429
Hingham Institution For Savings The	127	31,891
Kearny Financial Corp.	10,885	115,599
Merchants Bancorp	1,218	28,099
MGIC Investment Corp.	35,831	459,353
†Mr Cooper Group, Inc.	6,569	266,045
New York Community Bancorp, Inc.	39,410	336,167
†NMI Holdings, Inc. Class A	9,001	183,350
Northfield Bancorp, Inc.	6,724	96,220
PennyMac Financial Services, Inc.	1,310	56,199
Provident Financial Services, Inc.	6,385	124,508
Radian Group, Inc.	20,843	402,061
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Thrifts & Mortgage Finance (continued)
Rocket Cos., Inc. Class A	9,767	$ 61,727
†Sterling Bancorp, Inc.	1,664	10,034
TFS Financial Corp.	9,915	128,895
TrustCo Bank Corp. NY	2,494	78,361
Walker & Dunlop, Inc.	3,997	334,669
Waterstone Financial, Inc.	3,925	63,428
WSFS Financial Corp.	7,697	357,603
		4,306,691
Tobacco–0.43%
Altria Group, Inc.	49,032	1,979,912
Philip Morris International, Inc.	39,236	3,256,980
Universal Corp.	2,660	122,466
Vector Group Ltd.	14,208	125,173
		5,484,531
Trading Companies & Distributors–0.88%
Air Lease Corp.	16,007	496,377
Applied Industrial Technologies, Inc.	3,004	308,751
†Beacon Roofing Supply, Inc.	8,312	454,833
†BlueLinx Holdings, Inc.	1,356	84,208
Boise Cascade Co.	5,038	299,560
†DXP Enterprises, Inc.	1,631	38,622
Fastenal Co.	27,494	1,265,824
GATX Corp.	3,554	302,623
Global Industrial Co.	4,022	107,910
†GMS, Inc.	5,211	208,492
H&E Equipment Services, Inc.	5,317	150,684
Herc Holdings, Inc.	3,940	409,287
†Hudson Technologies, Inc.	4,947	36,360
McGrath RentCorp	2,869	240,594
†MRC Global, Inc.	11,216	80,643
MSC Industrial Direct Co., Inc. Class A	5,382	391,863
†NOW, Inc.	13,867	139,363
Rush Enterprises, Inc. Class A	7,614	336,319
†SiteOne Landscape Supply, Inc.	1,610	167,665
Textainer Group Holdings Ltd.	6,500	174,590
†Titan Machinery, Inc.	4,300	121,518
Triton International Ltd.	8,058	441,014
†United Rentals, Inc.	7,322	1,977,819
†Univar Solutions, Inc.	13,479	306,513
†Veritiv Corp.	1,100	107,547
Watsco, Inc.	2,624	675,575
†WESCO International, Inc.	5,833	696,344
WW Grainger, Inc.	2,584	1,264,067
		11,284,965

LVIP Dimensional U.S. Core Equity 1 Fund–24

LVIP Dimensional U.S. Core Equity 1 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Water Utilities–0.15%
American States Water Co.	2,081	$ 162,214
American Water Works Co., Inc.	6,665	867,517
California Water Service Group	3,488	183,783
Essential Utilities, Inc.	10,156	420,255
Middlesex Water Co.	1,357	104,760
SJW Group	2,175	125,280
York Water Co.	591	22,712
		1,886,521
Wireless Telecommunication Services–0.25%
†Gogo, Inc.	3,721	45,098
Shenandoah Telecommunications Co.	4,651	79,160
Spok Holdings, Inc.	1,858	14,195
Telephone & Data Systems, Inc.	9,452	131,383
†T-Mobile U.S., Inc.	20,911	2,805,629
†U.S. Cellular Corp.	3,838	99,903
		3,175,368
Total Common Stock (Cost $731,326,371)		1,270,361,931
	Number of Shares	Value (U.S. $)
PREFERRED STOCKS–0.01%
Qurate Retail, Inc. 8.00%	686	$ 31,240
•WESCO International, Inc. 10.63% (H15T5Y + 10.33%)	3,174	85,539
Total Preferred Stocks (Cost $279,087)		116,779
RIGHTS–0.00%
=†Achillion Pharmaceuticals, Inc. CVR	5,527	7,904
=†Contra Zagg, Inc. CVR	1,799	162
=†Contra Zogenix, Inc. CVR	4,371	2,972
Total Rights (Cost $5,677)		11,038

MONEY MARKET FUND–0.22%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 2.94%)	2,779,048	2,779,048
Total Money Market Fund (Cost $2,779,048)		2,779,048

TOTAL INVESTMENTS–99.91% (Cost $734,390,183)	1,273,268,796
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.09%	1,194,732
NET ASSETS APPLICABLE TO 37,512,836 SHARES OUTSTANDING–100.00%	$1,274,463,528

† Non-income producing.
= The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 2 in "Notes."
• Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at September 30, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.

Summary of Abbreviations:
CVR–Contingent Value Rights
H15T5Y–U.S. Treasury Yield Curve Rate T Note Constant Maturity 5 Year
IT–Information Technology
S&P–Standard & Poor’s
See accompanying notes.
LVIP Dimensional U.S. Core Equity 1 Fund–25

LVIP Dimensional U.S. Core Equity 1 Fund
Notes
September 30, 2022 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Dimensional U.S. Core Equity 1 Fund (the “Fund”) is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Investment Advisors Corporation ("LIAC"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.
 The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
LVIP Dimensional U.S. Core Equity 1 Fund–26

LVIP Dimensional U.S. Core Equity 1 Fund
Notes (continued)
 2. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of September 30, 2022:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Aerospace & Defense	$19,566,323	$—	$—	$19,566,323
Air Freight & Logistics	8,770,372	—	—	8,770,372
Airlines	3,614,889	—	—	3,614,889
Auto Components	5,744,446	—	—	5,744,446
Automobiles	17,719,150	—	—	17,719,150
Banks	70,202,564	—	—	70,202,564
Beverages	20,690,485	—	—	20,690,485
Biotechnology	31,342,116	—	58,577	31,400,693
Building Products	13,099,828	—	—	13,099,828
Capital Markets	38,762,034	—	—	38,762,034
Chemicals	29,295,043	—	—	29,295,043
Commercial Services & Supplies	10,558,436	—	—	10,558,436
Communications Equipment	10,773,609	—	—	10,773,609
Construction & Engineering	7,219,138	—	—	7,219,138
Construction Materials	2,453,371	—	—	2,453,371
Consumer Finance	11,466,451	—	—	11,466,451
Containers & Packaging	9,510,725	—	—	9,510,725
Distributors	2,532,648	—	—	2,532,648
Diversified Consumer Services	3,922,559	—	—	3,922,559
Diversified Financial Services	14,955,014	—	—	14,955,014
Diversified Telecommunication Services	14,030,970	—	—	14,030,970
Electric Utilities	20,211,898	—	—	20,211,898
Electrical Equipment	9,920,122	—	—	9,920,122
Electronic Equipment, Instruments & Components	17,319,964	—	—	17,319,964
Energy Equipment & Services	6,754,029	—	—	6,754,029
Entertainment	11,377,076	—	—	11,377,076
Food & Staples Retailing	21,524,513	—	—	21,524,513
Food Products	19,531,691	—	—	19,531,691
Gas Utilities	2,793,356	—	—	2,793,356
Health Care Equipment & Supplies	24,696,575	—	—	24,696,575
Health Care Providers & Services	41,575,498	—	—	41,575,498
Health Care Technology	2,003,465	—	—	2,003,465
Hotels, Restaurants & Leisure	23,222,868	—	—	23,222,868
Household Durables	11,761,042	—	—	11,761,042
Household Products	14,633,718	—	—	14,633,718
Independent Power and Renewable Electricity Producers	2,750,568	—	—	2,750,568
Industrial Conglomerates	6,543,406	—	—	6,543,406
Insurance	40,393,506	—	—	40,393,506
Interactive Media & Services	42,314,035	—	—	42,314,035
Internet & Direct Marketing Retail	28,801,441	—	—	28,801,441
IT Services	49,776,379	—	—	49,776,379
Leisure Products	3,098,568	—	—	3,098,568
Life Sciences Tools & Services	16,460,086	—	—	16,460,086
Machinery	34,012,463	—	—	34,012,463
Marine	872,580	—	—	872,580
Media	16,140,911	—	—	16,140,911
Metals & Mining	11,996,457	—	—	11,996,457
Multiline Retail	9,501,764	—	—	9,501,764
Multi-Utilities	9,246,296	—	—	9,246,296
Oil, Gas & Consumable Fuels	70,705,323	—	—	70,705,323
Paper & Forest Products	903,036	—	—	903,036
Personal Products	3,005,493	—	—	3,005,493
Pharmaceuticals	47,422,615	—	—	47,422,615
Professional Services	12,109,338	—	—	12,109,338
Real Estate Management & Development	3,288,827	—	—	3,288,827
LVIP Dimensional U.S. Core Equity 1 Fund–27

LVIP Dimensional U.S. Core Equity 1 Fund
Notes (continued)
 2. Investments (continued)
	Level 1	Level 2	Level 3	Total
Investments:
Road & Rail	$16,337,619	$—	$—	$16,337,619
Semiconductors & Semiconductor Equipment	56,792,402	—	—	56,792,402
Software	78,053,903	—	493,064	78,546,967
Specialty Retail	33,533,838	—	—	33,533,838
Technology Hardware, Storage & Peripherals	66,697,856	—	—	66,697,856
Textiles, Apparel & Luxury Goods	9,357,518	—	—	9,357,518
Thrifts & Mortgage Finance	4,306,691	—	—	4,306,691
Tobacco	5,484,531	—	—	5,484,531
Trading Companies & Distributors	11,284,965	—	—	11,284,965
Water Utilities	1,886,521	—	—	1,886,521
Wireless Telecommunication Services	3,175,368	—	—	3,175,368
Preferred Stocks	116,779	—	—	116,779
Rights	—	—	11,038	11,038
Money Market Fund	2,779,048	—	—	2,779,048
Total Investments	$1,272,706,117	$—	$562,679	$1,273,268,796
During the period ended September 30, 2022, there were no material transfers to or from Level 3 investments.
LVIP Dimensional U.S. Core Equity 1 Fund–28